UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04995

Sit U.S. Government Securities Fund, Inc.

(Exact name of Registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP

Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 332-3223

Date of fiscal year end: March 31, 2024

Date of reporting period: September 30, 2024

Item 1: Reports to Stockholders.

Class S - SNGVX

Sit U.S. Government Securities Fund

Semi-Annual Shareholder Report

September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit U.S. Government Securities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit U.S. Government Securities Fund - Class S	$41	0.80%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit U.S. Government Securities Fund - Class S	Bloomberg U.S. Aggregate Bond Index*	Bloomberg Intermediate Government Bond Index
9/14	$10,000	$10,000	$10,000
10/14	10,008	10,098	10,070
11/14	10,031	10,170	10,121
12/14	10,062	10,179	10,095
1/15	10,095	10,393	10,255
2/15	10,094	10,295	10,167
3/15	10,141	10,343	10,221
4/15	10,135	10,306	10,212
5/15	10,141	10,281	10,217
6/15	10,132	10,169	10,177
7/15	10,155	10,240	10,218
8/15	10,160	10,225	10,224
9/15	10,183	10,294	10,300
10/15	10,174	10,296	10,267
11/15	10,187	10,269	10,233
12/15	10,205	10,235	10,214
1/16	10,264	10,376	10,376
2/16	10,300	10,450	10,427
3/16	10,306	10,546	10,447
4/16	10,311	10,586	10,444
5/16	10,319	10,589	10,429
6/16	10,381	10,779	10,577
7/16	10,391	10,847	10,581
8/16	10,389	10,835	10,533
9/16	10,400	10,829	10,551
10/16	10,375	10,746	10,501
11/16	10,274	10,492	10,324
12/16	10,276	10,506	10,321
1/17	10,280	10,527	10,342
2/17	10,333	10,598	10,372
3/17	10,309	10,592	10,377
4/17	10,337	10,674	10,431
5/17	10,362	10,756	10,472
6/17	10,355	10,745	10,445
7/17	10,360	10,792	10,478
8/17	10,392	10,888	10,542
9/17	10,376	10,836	10,481
10/17	10,384	10,843	10,468
11/17	10,390	10,829	10,436
12/17	10,413	10,879	10,439
1/18	10,364	10,753	10,339
2/18	10,363	10,651	10,309
3/18	10,387	10,720	10,363
4/18	10,377	10,640	10,304
5/18	10,402	10,716	10,370
6/18	10,417	10,703	10,369
7/18	10,408	10,705	10,349
8/18	10,464	10,774	10,410
9/18	10,461	10,705	10,358
10/18	10,454	10,620	10,362
11/18	10,509	10,683	10,433
12/18	10,597	10,880	10,587
1/19	10,629	10,995	10,633
2/19	10,641	10,989	10,625
3/19	10,730	11,200	10,755
4/19	10,741	11,203	10,760
5/19	10,822	11,402	10,917
6/19	10,870	11,545	11,007
7/19	10,845	11,570	10,988
8/19	10,983	11,870	11,186
9/19	10,951	11,807	11,136
10/19	10,950	11,842	11,169
11/19	10,941	11,836	11,141
12/19	10,951	11,828	11,138
1/20	11,059	12,056	11,295
2/20	11,215	12,273	11,481
3/20	11,294	12,201	11,715
4/20	11,323	12,417	11,747
5/20	11,326	12,475	11,769
6/20	11,343	12,554	11,779
7/20	11,373	12,741	11,816
8/20	11,365	12,638	11,793
9/20	11,368	12,632	11,802
10/20	11,337	12,575	11,759
11/20	11,348	12,699	11,773
12/20	11,348	12,716	11,777
1/21	11,352	12,625	11,749
2/21	11,352	12,443	11,652
3/21	11,344	12,287	11,574
4/21	11,362	12,384	11,617
5/21	11,369	12,425	11,654
6/21	11,372	12,512	11,645
7/21	11,412	12,652	11,735
8/21	11,387	12,628	11,716
9/21	11,323	12,518	11,645
10/21	11,315	12,515	11,578
11/21	11,309	12,552	11,608
12/21	11,239	12,520	11,577
1/22	11,195	12,250	11,429
2/22	11,190	12,114	11,378
3/22	11,099	11,777	11,092
4/22	11,033	11,330	10,916
5/22	11,065	11,403	10,990
6/22	11,050	11,224	10,909
7/22	11,132	11,499	11,053
8/22	10,938	11,174	10,833
9/22	10,721	10,691	10,576
10/22	10,652	10,552	10,528
11/22	10,751	10,940	10,708
12/22	10,739	10,891	10,683
1/23	10,872	11,226	10,853
2/23	10,765	10,936	10,665
3/23	10,889	11,214	10,924
4/23	10,926	11,282	10,982
5/23	10,873	11,159	10,901
6/23	10,795	11,119	10,801
7/23	10,790	11,111	10,813
8/23	10,787	11,040	10,819
9/23	10,622	10,760	10,717
10/23	10,504	10,590	10,681
11/23	10,783	11,069	10,915
12/23	11,084	11,493	11,142
1/24	11,087	11,462	11,167
2/24	11,003	11,300	11,049
3/24	11,068	11,404	11,103
4/24	10,941	11,116	10,953
5/24	11,029	11,304	11,075
6/24	11,149	11,412	11,168
7/24	11,319	11,678	11,373
8/24	11,463	11,846	11,496
9/24	11,577	12,004	11,609

Average Annual Total Returns (as of 09/30/24)

	6 Months	1 Year	5 Years	10 Years
Sit U.S. Government Securities Fund - Class S	4.60%	8.99%	1.12%	1.48%
Bloomberg U.S. Aggregate Bond Index*	5.26%	11.57%	0.33%	1.84%
Bloomberg Intermediate Government Bond Index	4.56%	8.33%	0.84%	1.50%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

*

Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Intermediate Government Bond Index as the Fund's primary benchmark to represent a broad-based securities market index. The Fund continues to use the Bloomberg Intermediate Government Bond Index as an additional benchmark.

What did the Fund invest in?

The Fund exclusively invested in U.S. government securities, focusing on high current income relative to market yields. The tables reflect the investment makeup of the Fund as of September 30, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 09/30/24)

Total Net Assets	$227,989,425
# of Portfolio Holdings	188
Portfolio Turnover Rate	11.64%
Investment Advisory Fees Paid	$234,766
Average Maturity	23.9 Years
Effective DurationFootnote Reference1	3.6 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Estimated Average Life

0-1 Year	1.2%
1-5 Years	93.4
5-10 Years	4.3
10-20 Years	1.1
Total	100.0%

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities.

Portfolio Composition (% of Net Assets)

Collateralized Mortgage Obligations	70.1%
Government National Mortgage Association	9.6
Federal National Mortgage Association	8.0
Federal Home Loan Mortgage Corporation	7.9
U.S. Treasury / Federal Agency Securities	2.5
Asset-Backed Securities	0.7
Cash & Other Net Assets	1.2
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class S - SNGVX

Sit U.S. Government Securities Fund

Semi-Annual Shareholder Report

September 30, 2024

Class Y - SNGYX

Sit U.S. Government Securities Fund

Semi-Annual Shareholder Report

September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Sit U.S. Government Securities Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit U.S. Government Securities Fund - Class Y	$28	0.55%

How did the Fund perform over the last 10 years?

Total Return Based on $10,000 Investment

	Sit U.S. Government Securities Fund - Class Y	Bloomberg U.S. Aggregate Bond Index*	Bloomberg Intermediate Government Bond Index
1/20	10,101	10,192	10,141
2/20	10,246	10,376	10,307
3/20	10,320	10,315	10,518
4/20	10,349	10,498	10,547
5/20	10,354	10,547	10,566
6/20	10,372	10,614	10,575
7/20	10,401	10,772	10,609
8/20	10,397	10,685	10,588
9/20	10,403	10,679	10,596
10/20	10,377	10,632	10,557
11/20	10,389	10,736	10,570
12/20	10,392	10,751	10,573
1/21	10,398	10,674	10,548
2/21	10,400	10,519	10,462
3/21	10,395	10,388	10,391
4/21	10,414	10,470	10,430
5/21	10,422	10,504	10,463
6/21	10,428	10,578	10,455
7/21	10,457	10,696	10,536
8/21	10,446	10,676	10,519
9/21	10,390	10,584	10,455
10/21	10,384	10,581	10,395
11/21	10,372	10,612	10,422
12/21	10,318	10,585	10,394
1/22	10,270	10,357	10,262
2/22	10,277	10,241	10,215
3/22	10,196	9,957	9,959
4/22	10,133	9,579	9,801
5/22	10,165	9,641	9,867
6/22	10,145	9,489	9,794
7/22	10,231	9,721	9,924
8/22	10,055	9,447	9,726
9/22	9,858	9,038	9,495
10/22	9,787	8,921	9,452
11/22	9,890	9,250	9,614
12/22	9,871	9,208	9,591
1/23	9,996	9,491	9,744
2/23	9,909	9,246	9,575
3/23	10,025	9,481	9,808
4/23	10,061	9,538	9,860
5/23	10,004	9,434	9,787
6/23	9,945	9,400	9,697
7/23	9,943	9,394	9,708
8/23	9,932	9,334	9,713
9/23	9,782	9,097	9,622
10/23	9,685	8,953	9,590
11/23	9,935	9,359	9,799
12/23	10,214	9,717	10,004
1/24	10,229	9,690	10,026
2/24	10,144	9,553	9,920
3/24	10,216	9,641	9,969
4/24	10,101	9,398	9,834
5/24	10,185	9,557	9,943
6/24	10,288	9,648	10,027
7/24	10,446	9,873	10,211
8/24	10,592	10,015	10,321
9/24	10,690	10,149	10,423

Average Annual Total Returns (as of 09/30/24)

	6 Months	1 Year	Since Inception 1/1/2020
Sit U.S. Government Securities Fund - Class Y	4.63%	9.28%	1.41%
Bloomberg U.S. Aggregate Bond Index*	5.26%	11.57%	0.31%
Bloomberg Intermediate Government Bond Index	4.56%	8.33%	0.88%

The line graph above shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years (or since inception if shorter). The graph and table above are total returns, which assume the reinvestment of dividends and capital gains, if any. Neither the Fund’s returns nor the index returns reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance. Updated performance information is available at www.sitfunds.com/documents.

*

Effective with this report, and pursuant to new regulatory requirements, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Intermediate Government Bond Index as the Fund's primary benchmark to represent a broad-based securities market index. The Fund continues to use the Bloomberg Intermediate Government Bond Index as an additional benchmark.

What did the Fund invest in?

The Fund exclusively invested in U.S. government securities, focusing on high current income relative to market yields. The tables reflect the investment makeup of the Fund as of September 30, 2024. Portfolio holdings are subject to change.

Fund Statistics (as of 09/30/24)

Total Net Assets	$227,989,425
# of Portfolio Holdings	188
Portfolio Turnover Rate	11.64%
Investment Advisory Fees Paid	$234,766
Average Maturity	23.9 Years
Effective DurationFootnote Reference1	3.6 Years
Footnote	Description
Footnote[1]	Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by Sit Investment Associates, Inc. (the "Adviser") and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

Estimated Average Life

0-1 Year	1.2%
1-5 Years	93.4
5-10 Years	4.3
10-20 Years	1.1
Total	100.0%

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities.

Portfolio Composition (% of Net Assets)

Collateralized Mortgage Obligations	70.1%
Government National Mortgage Association	9.6
Federal National Mortgage Association	8.0
Federal Home Loan Mortgage Corporation	7.9
U.S. Treasury / Federal Agency Securities	2.5
Asset-Backed Securities	0.7
Cash & Other Net Assets	1.2
Total	100.0%

Material Fund Changes

There were no material changes to the Fund during the six-month period ended September 30, 2024.

Additional Information

Additional Information is available on the Fund’s website at www.sitfunds.com/documents, including its prospectus, financial information, holdings, and proxy voting information.

Householding

The SEC permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. The Sit Funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct the Sit Funds, or your financial intermediary, otherwise. If you would prefer that your Sit Fund documents not be householded, please contact the Sit Funds at 1-800-332-5580, or contact your financial intermediary. Your instructions that householding not apply to delivery Fund documents will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

Class Y - SNGYX

Sit U.S. Government Securities Fund

Semi-Annual Shareholder Report

September 30, 2024

Item 2: Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Registrant has not made any amendment to its code of ethics during the period covered by this report which must be described herein pursuant to Item 2. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics is available without charge upon request by calling the Registrant at 612-332-3223 or 1-800-332-5580, or by mail at Sit Mutual Funds, 3300 IDS Center, 80 South Eighth Street, Minneapolis, MN 55402.

Item 3: Audit Committee Financial Expert.

Not applicable. The information required by this Item 3 is only required in an annual report on Form N-CSR. This is the Registrant’s semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable. The information required by this Item 4 is only required in an annual report on Form N-CSR. This is the Registrant’s semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Investments.

(a) The schedule of investments is included as part of the material filed under Item 7 of this Form.

(b) Not applicable.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Other Information
September 30, 2024

U.S. Government Securities Fund

Quality Income Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Sit Mutual Funds

Sit Bond Funds FINANCIAL STATEMENTS AND OTHER INFORMATION TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 25.5%

Federal Home Loan Mortgage Corporation - 7.9%

230,202	2.00	8/1/41	200,777
1,009,276	4.50	7/1/52	999,962
309,218	5.00	7/1/35	317,317
301,077	5.00	5/1/42	307,063
480,425	5.50	9/1/52	488,407
42,885	5.82	10/1/37	45,026
4,521,606	6.00	11/1/38	4,651,925
335,296	6.00	6/1/52	344,824
994,733	6.00	2/1/54	1,007,235
218,190	6.50	12/1/34	224,011
2,173,725	6.50	11/1/53	2,243,687
96,030	6.88	2/17/31	98,454
937	7.00	8/1/27	934
2,158,969	7.00	10/1/37	2,299,337
1,213,361	7.00	10/1/38	1,292,075
1,155,522	7.00	3/1/39	1,229,452
2,079,137	7.00	11/1/53	2,160,148
125,068	7.50	1/1/32	130,767
44,111	8.50	3/1/31	46,550
1,454	9.00	5/1/31	1,462

			18,089,413

Federal National Mortgage Association - 8.0%

180,798	3.50	10/1/34	175,984
4,629,378	4.50	7/1/52	4,549,537
4,666,436	4.50	9/1/52	4,588,266
341,566	5.00	6/1/51	359,410
1,800,651	5.00	7/1/52	1,783,297
430,920	5.50	4/1/50	443,103
715,638	5.93	5/1/35	713,089
55,392	6.00	5/1/37	57,487
38,614	6.00	9/1/37	38,834
1,276,460	6.00	11/1/38	1,313,249
1,977,190	6.00	2/1/54	2,002,039
12,372	6.50	8/1/34	12,544
1,412,086	6.50	10/1/53	1,444,367
58,244	7.00	7/1/33	58,979
9,546	7.00	12/1/37	9,621
421,508	7.00	9/1/47	422,003
67,560	7.50	1/1/34	69,820
151	8.00	8/20/25	151
39,504	8.00	11/1/37	39,839
2,136	8.06	7/20/30	2,138
21,977	8.17	11/15/31	22,628
69	9.00	6/15/25	69
9,345	9.00	5/15/28	9,338
14,443	9.00	7/1/31	14,447

			18,130,239

Government National Mortgage Association - 9.6%

4,119	4.00	12/15/24	4,108
396,479	5.00	7/20/49	399,002
12,225	5.50	9/15/25	12,234
323,041	5.50	5/20/40	333,952
657,847	5.50	7/20/62	659,683
7,790,323	5.50	8/20/62	7,822,598
239,137	6.00	7/20/29	245,347
307,226	6.00	10/20/32	319,814
342,460	6.00	8/20/38	359,441

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,027,284	6.00	1/20/39		1,083,193
128,313	6.00	2/20/47		134,648
1,517,126	6.00	7/20/47		1,592,042
5,843,591	6.00	8/20/62		5,902,990
14,600	6.50	12/20/38		14,519
122,263	6.50	1/20/39		125,466
147,945	6.50	6/20/39		154,249
305,998	6.50	8/20/39		323,482
153,286	6.50	4/20/43		159,059
1,008,378	7.00	12/20/52		1,037,394
174,350	7.50	4/15/34		181,946
784,874	8.00	10/20/48		821,412
237,265	8.00	10/20/53		248,448

				21,935,027

Total Mortgage Pass-Through Securities				58,154,679

(cost: $58,311,177)

U.S. Treasury / Federal Agency Securities - 2.5%
U.S. Treasury Bonds:

2,850,000	3.63	2/15/53		2,587,488
2,300,000	4.13	3/31/29		2,350,942
600,000	4.38	5/15/34		627,656

Total U.S. Treasury / Federal Agency Securities				5,566,086

(cost: $5,568,411)

Collateralized Mortgage Obligations - 70.1%

Federal Home Loan Mortgage Corporation - 13.8%
718,498	4.72	7/25/32	[1]	680,147
1,438,769	5.00	10/25/48		1,446,718
1,556,851	5.00	2/25/51		1,562,365
5,079,262	5.00	11/25/50	[1]	5,026,016
1,394,345	5.50	6/25/48		1,424,063
2,278,166	5.50	11/25/50		2,313,063
4,497,810	5.50	6/25/51		4,661,786
480,079	6.00	4/15/30		494,058
635,618	6.00	6/15/37		678,811
881,052	6.00	9/15/42		911,312
2,542,867	6.00	9/25/52		2,655,239
253,228	6.50	6/25/32		259,513
211,771	6.50	8/15/39		227,631
793,197	6.50	2/25/43		821,277
780,230	6.50	10/25/43		806,855
1,471,317	6.50	8/15/45		1,635,944
600,000	7.00	12/15/40		668,434
1,463,177	7.00	3/25/43		1,555,416
2,032,660	7.00	7/25/43		2,160,361
912,754	7.00	3/15/49		992,817
521,737	7.50	9/25/43		543,114

				31,524,940

Federal National Mortgage Association - 17.5%
1,672,544	5.00	7/25/33		1,680,862
3,074,320	5.00	11/25/50		3,071,657
3,393,030	5.00	12/25/50		3,484,826
375,486	5.00	1/25/51		380,471
1,761,439	5.25	8/25/49		1,774,407
1,733,274	5.25	12/25/42	[1]	1,746,578
391,754	5.36	6/25/42		402,962
568,448	5.50	6/25/40		592,646
920,949	5.50	1/25/49		931,678
1,251,920	5.62	11/25/33		1,257,455

See accompanying notes to financial statements.

2	FINANCIAL STATEMENTS AND OTHER INFORMATION

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

230,208	5.75	8/25/33		234,313
90,045	6.00	11/25/32		94,157
464,577	6.00	9/25/35		493,155
511,260	6.00	10/25/36		538,219
1,227,780	6.00	11/25/43		1,267,352
1,621,407	6.00	6/25/44		1,676,171
405,753	6.00	8/25/44		417,047
639,213	6.00	2/25/48		683,631
1,450,000	6.00	10/25/53		1,556,674
1,948,044	6.50	11/25/41		1,995,873
1,055,424	6.50	7/25/42		1,113,944
1,931,594	6.50	12/25/43		1,996,600
830,626	6.55	9/25/37	[1]	827,608
288,453	6.65	8/25/37	[1]	292,323
284,190	6.75	4/25/37		288,545
762,789	7.00	12/25/33		801,243
647,337	7.00	6/19/41	[1]	655,663
871,913	7.00	12/25/41		910,955
666,401	7.00	7/25/42		701,026
525,788	7.00	2/25/44		546,699
659,292	7.00	4/25/49		717,061
246,662	7.50	10/25/40		248,950
836,710	7.50	11/25/40		830,122
893,156	7.50	7/25/41		910,870
290,061	7.50	1/25/42		303,757
518,104	7.50	5/25/42		553,387
608,093	7.50	2/25/44		627,426
393,730	7.50	5/25/44		419,717
2,589,402	7.50	1/25/48		2,757,980
24,600	8.35	10/25/42	[1]	26,632
16	8.50	1/25/25		16
146,771	8.50	6/25/30		158,515
8,152	20.22	3/25/39	[1]	10,639

				39,979,812

Government National Mortgage Association - 38.6%
2,035,720	4.77	5/20/51	[1]	2,024,542
2,082,363	4.80	5/20/51	[1]	2,074,765
4,533,777	4.83	8/20/51	[1]	4,523,793
1,703,588	5.00	8/20/48		1,705,428
3,671,658	5.00	1/20/51		3,710,393
6,524,506	5.00	2/20/51		6,576,883
915,628	5.00	6/20/52		918,791
988,783	5.50	12/20/49		995,103
3,438,555	5.50	12/20/50		3,579,465
2,881,515	5.50	1/20/51		3,004,815
1,655,307	5.50	4/20/51		1,735,015
12,129,971	5.50	5/20/51		12,637,524
12,332,325	5.50	6/20/51		12,743,807
14,421,749	5.50	7/20/51		14,930,384
454,167	5.50	10/20/51		473,333
1,585,899	5.50	12/20/51		1,617,938
6,940,122	5.87	2/20/51	[1]	7,321,204
273,483	6.00	12/20/35		285,859
167,774	6.00	3/20/42		176,332
247,269	6.00	3/20/48		259,771
1,281,976	6.00	3/20/49		1,322,068
376,416	6.00	5/20/49		394,949
1,964,947	6.50	8/20/48		2,054,523
854,713	6.50	10/20/48		923,248
814,669	6.50	1/20/49		877,838
704,738	7.00	11/20/48		749,190

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

290,777	7.07	2/20/45	[1]	313,095

				87,930,056

Vendee Mortgage Trust - 0.2%
379,497	6.46	7/15/30	[1]	390,813

				390,813

Total Collateralized Mortgage Obligations				159,825,621

(cost: $168,231,013)

Asset-Backed Securities - 0.7%

Federal Home Loan Mortgage Corporation - 0.1%
183	6.09	9/25/29	[1]	178
262,566	7.16	7/25/29		268,174

				268,352

Federal National Mortgage Association - 0.6%
291,201	4.39	9/26/33	[14]	284,327
67,355	4.86	10/25/33	[14]	69,051
5,444	SOFRRATE 30 Day Average + 0.28%, 5.56	11/25/32	[1]	5,322
994,928	5.75	2/25/33	[14]	1,013,951
542	6.00	5/25/32	[14]	546
445	7.36	6/25/26	[1]	447

				1,373,644

Total Asset-Backed Securities				1,641,996

(cost: $1,652,143)

Put Options Purchased [19] - 0.0%				18,844

(cost: $52,222)

Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 1.0%
2,246,978	Fidelity Inst. Money Mkt. Gvt. Fund, 4.87%			2,246,978

(cost: $2,246,978)

Total Investments in Securities - 99.8% (cost: $236,061,944)				227,454,204

Other Assets and Liabilities - 0.2%				535,221

Net Assets - 100.0%				$227,989,425

[1]

Variable rate security. Rate disclosed is as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2024.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit U.S. Government Securities Fund (Continued)

19 Options outstanding as of September 30, 2024 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:

5-Year	67	108.50	November 2024	StoneX Financial, Inc.	7,269,500	52,222	18,844

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

		Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Mortgage Pass-Through Securities	—	58,154,679	—	58,154,679
U.S. Treasury / Federal Agency Securities	—	5,566,086	—	5,566,086
Collateralized Mortgage Obligations	—	159,825,621	—	159,825,621
Asset-Backed Securities	—	1,641,996	—	1,641,996
Put Options Purchased	18,844	—	—	18,844
Short-Term Securities	2,246,978	—	—	2,246,978

Total:	2,265,822	225,188,382	—	227,454,204

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

4	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

SEPTEMBER 30, 2024	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 3.6%

Agency - 0.4%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	342,773	4.47	5/28/35	340,985
Small Business Administration, Series 2006-20D, Class 1	33,954	5.64	4/1/26	33,922
Small Business Administration, Series 2007-20B, Class 1	28,520	5.49	2/1/27	28,432
Small Business Administration, Series 2007-20J, Class 1	67,905	5.57	10/1/27	67,936

				471,275

Non-Agency - 3.2%

Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	95,233	5.01	8/25/32	94,679
RCKT Mortgage Trust, Series 2023-CES3, Class A1A 1, [4]	854,345	7.11	11/25/43	874,518
RCKT Mortgage Trust, Series 2024-CES3, Class A1A 1, [4]	1,713,108	6.59	5/25/44	1,742,771
RCKT Mortgage Trust, Series 2024-CES4, Class A1A 4, [14]	626,988	6.15	6/25/44	636,907
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	41,749	3.00	11/25/58	41,603
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	234,837	2.18	2/25/60	227,195
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A 1, [4]	411,973	7.29	10/25/63	421,872

				4,039,545

Total Asset-Backed Securities (cost: $4,452,828)				4,510,820

Collateralized Mortgage Obligations - 28.4%

Agency - 21.9%

FHLMC REMICS, Series 3104, Class BY	8,252	5.50	1/15/26	8,238
FHLMC REMICS, Series 3418, Class DF	339,790	6.00	3/15/32	355,066
FHLMC REMICS, Series 3756, Class PZ	2,466,986	4.00	11/15/40	2,431,136
FHLMC REMICS, Series 4246, Class PT	175,334	6.50	2/15/36	183,539
FHLMC REMICS, Series 4390, Class CA	520,113	3.50	6/15/50	516,716
FHLMC REMICS, Series 4717, Class KV	555,483	3.50	8/15/40	551,992
FHLMC REMICS, Series 5226, Class D	380,808	3.50	12/15/45	369,618
FHLMC REMICS, Series 5252, Class BT	847,622	6.00	9/25/52	885,080
FHLMC REMICS, Series 5391, Class EA	1,756,265	5.50	5/25/49	1,767,496
FHLMC REMICS, Series 5417, Class HA	2,222,909	5.50	11/25/51	2,247,105
FHLMC REMICS, Series 5452, Class CB	1,480,418	5.00	8/25/51	1,479,464
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	445,682	7.00	3/25/44	468,667
FNMA REMICS, Series 2002-W1, Class 2A [1]	742,108	4.56	2/25/42	744,967
FNMA REMICS, Series 2004-W5, Class A1	1,449,192	6.00	2/25/47	1,524,341
FNMA REMICS, Series 2010-68, Class W [1]	185,003	1.82	7/25/37	163,866
FNMA REMICS, Series 2011-10, Class AC	1,486,291	3.00	2/25/41	1,440,606
FNMA REMICS, Series 2011-146, Class LX	720,560	3.50	10/25/40	714,219
FNMA REMICS, Series 2015-61, Class VB	871,000	3.50	6/25/34	857,705
FNMA REMICS, Series 2017-97, Class DP	4,633	3.50	10/25/46	4,608
FNMA REMICS, Series 2018-25, Class AG	142,784	3.50	4/25/47	140,365
FNMA REMICS, Series 2023-64, Class HA	3,204,749	5.50	9/25/50	3,238,865
FNMA Trust, Series 2004-W9, Class 1A3	778,306	6.05	2/25/44	812,518
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	148,020	6.16	11/25/37	147,274
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	511,048	4.98	12/25/37	509,978
Government National Mortgage Association, Series 2004-11, Class QG	208,749	5.00	2/16/34	208,351
Government National Mortgage Association, Series 2020-149, Class AW	1,529,323	5.50	10/20/50	1,579,550
Government National Mortgage Association, Series 2024-4, Class GK	957,035	5.00	3/20/52	962,852
Government National Mortgage Association, Series 2024-79, Class MC	1,388,683	5.50	10/20/49	1,410,436
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	226,758	4.00	2/25/59	215,878
Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,267,232	4.00	4/25/62	1,204,506

				27,145,002

Non-Agency - 6.5%

Chase Home Lending Mortgage Trust, Series 2024-3, Class A4 1, [4]	688,001	6.00	2/25/55	695,853
Chase Home Lending Mortgage Trust, Series 2024-4, Class A6 1, [4]	926,688	6.00	3/25/55	935,188
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	542,910	2.50	6/25/51	496,786

See accompanying notes to financial statements.

6	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

JP Morgan Mortgage Trust, Series 2021-14, Class A4 1, [4]	725,100	2.50	5/25/52	648,384
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,292,390	2.50	10/25/51	1,157,062
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	448,159	2.50	11/25/51	401,698
JP Morgan Mortgage Trust, Series 2024-4, Class A4A 1, [4]	874,158	6.00	10/25/54	885,600
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	175,305	4.00	3/25/57	169,714
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	189,255	4.00	4/25/57	184,459
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, TSFR1M + 1.61% 1, [4]	59,717	6.47	6/25/57	60,483
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	137,564	4.00	12/25/57	134,210
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% 1, [4]	153,559	5.72	1/25/48	150,054
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	220,105	2.50	11/25/50	204,435
Sequoia Mortgage Trust, Series 2023-4, Class A10 1, [4]	745,379	6.00	11/25/53	750,623
Sequoia Mortgage Trust, Series 2024-9, Class A11 1, [4]	1,000,000	5.50	10/25/54	1,004,444
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	206,775	2.50	9/25/50	191,181

				8,070,174

Total Collateralized Mortgage Obligations (cost: $35,126,910)				35,215,176

Corporate Bonds - 15.2%

American Tower Trust [4]	1,300,000	5.49	3/15/28	1,324,738
BGC Group, Inc.	900,000	4.38	12/15/25	891,545
Cadence Bank (Subordinated), 3 Mo. Libor + 2.47% [1]	1,565,000	4.13	11/20/29	1,549,350
Comerica, Inc. [1]	1,350,000	5.98	1/30/30	1,390,760
CVS Pass-Through Trust Series 2009 [4]	722,689	8.35	7/10/31	788,160
Delta Air Lines 2015-1 Class AA Pass Through Trust	303,814	3.63	7/30/27	294,240
DTE Electric Securitization Funding II, LLC	856,251	5.97	3/1/32	908,551
F&G Global Funding [4]	850,000	5.15	7/7/25	849,672
First-Citizens Bank & Trust Co. (Subordinated), US Treasury + 2.37% [1]	1,500,000	4.13	11/13/29	1,486,221
ITT, LLC [17]	1,225,000	7.40	11/15/25	1,235,964
KeyBank National Association of Ohio (Subordinated)	1,300,000	6.95	2/1/28	1,376,819
Minnesota Life Insurance Co. (Subordinated) [4]	1,020,000	8.25	9/15/25	1,044,060
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	1,400,000	7.50	12/15/24	1,402,382
Prudential Insurance Co. of America (Subordinated) [4]	1,075,000	8.30	7/1/25	1,099,655
Regions Financial Corp. [1]	700,000	5.72	6/6/30	724,538
SBA Tower Trust [4]	1,300,000	6.60	1/15/28	1,352,659
SouthState Corp. (Subordinated), TSFR3M + 5.62% [1]	650,000	5.75	6/1/30	644,763
Truist Financial Corp. [1]	500,000	7.16	10/30/29	547,633

Total Corporate Bonds (cost: $18,734,219)				18,911,710

Mortgage Pass-Through Securities - 28.4%

Federal Home Loan Mortgage Corporation - 5.1%

Freddie Mac	1,876,712	2.50	8/1/30	1,807,587
Freddie Mac	20,924	3.00	9/1/27	20,588
Freddie Mac	2,188,252	3.00	3/1/31	2,132,194
Freddie Mac	2,901	3.50	7/1/26	2,875
Freddie Mac	18,421	4.00	7/1/26	18,308
Freddie Mac	21,968	4.00	1/1/27	21,832
Freddie Mac	390,262	4.00	4/1/29	389,711
Freddie Mac	95,315	4.00	10/1/31	94,972
Freddie Mac	212	4.50	7/1/26	212
Freddie Mac	367,496	4.50	6/1/39	369,498
Freddie Mac	861	5.00	10/1/25	861
Freddie Mac	1,068,790	5.00	8/1/38	1,083,214
Freddie Mac	347,895	5.00	3/1/39	352,165

				6,294,017

Federal National Mortgage Association - 20.1%
Fannie Mae	286,456	3.00	10/1/27	283,221

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Fannie Mae	27,869	3.00	8/1/28	27,413
Fannie Mae	404,107	3.00	5/1/30	393,845
Fannie Mae	275,758	3.00	11/1/31	271,074
Fannie Mae	36,115	3.50	1/1/26	35,780
Fannie Mae	1,456,258	3.50	4/1/32	1,429,617
Fannie Mae	346,294	3.50	11/1/38	338,727
Fannie Mae	4,656	4.00	6/1/25	4,630
Fannie Mae	5,750	4.00	10/1/31	5,721
Fannie Mae	355,662	4.00	10/1/34	355,133
Fannie Mae	802,806	4.00	6/1/38	798,463
Fannie Mae	1,340	4.50	4/1/25	1,343
Fannie Mae	340,874	4.50	3/1/29	341,642
Fannie Mae	80,262	4.50	7/1/31	80,999
Fannie Mae	1,612,369	4.50	4/1/39	1,627,341
Fannie Mae	2,208,805	4.50	9/1/53	2,170,599
Fannie Mae	2,087,539	4.50	8/1/54	2,051,428
Fannie Mae	2,200,438	5.00	6/1/53	2,199,629
Fannie Mae	468,155	5.50	12/1/35	485,244
Fannie Mae	933,410	5.50	12/1/38	953,285
Fannie Mae	315,084	5.50	8/1/40	338,769
Fannie Mae	532,599	5.50	2/1/42	549,877
Fannie Mae	769,523	5.50	5/1/49	790,867
Fannie Mae	490,103	5.50	9/1/49	504,416
Fannie Mae	1,718,902	5.50	8/1/56	1,790,502
Fannie Mae	847,150	6.00	9/1/29	865,849
Fannie Mae	512,868	6.00	7/1/37	538,186
Fannie Mae	777,540	6.00	11/1/38	799,950
Fannie Mae	1,192,157	6.00	10/1/53	1,223,459
Fannie Mae	546,268	6.50	5/1/40	568,031
Fannie Mae	517,413	7.00	1/1/40	540,414
Fannie Mae	623,633	7.00	1/1/40	651,670
Fannie Mae	1,874,777	7.50	10/1/38	1,961,589

				24,978,713

Government National Mortgage Association - 2.8%
Ginnie Mae	305,052	4.00	7/20/26	302,382
Ginnie Mae, US Treasury + 1.50% [1]	12,588	4.88	4/20/33	12,631
Ginnie Mae, US Treasury + 1.50% [1]	4,162	4.88	4/20/42	4,191
Ginnie Mae	925	5.00	6/20/26	920
Ginnie Mae	413,912	6.00	2/20/34	429,732
Ginnie Mae	318,039	6.00	7/20/37	341,956
Ginnie Mae	1,404,817	6.00	9/20/38	1,442,588
Ginnie Mae	901,147	6.00	9/20/38	973,021

				3,507,421

Other Federal Agency Securities - 0.4%
Small Business Administration Pools, PRIME - 2.50% [1]	113,158	6.00	5/25/43	112,740
Small Business Administration Pools, PRIME + 0.79% [1]	213,332	9.29	2/25/28	219,290
Small Business Administration Pools, PRIME + 0.84% [1]	94,256	9.34	3/25/30	97,806

				429,836

Total Mortgage Pass-Through Securities (cost: $35,016,698)				35,209,987

Taxable Municipal Bonds - 21.0%
City of Miami FL	1,000,000	5.14	1/1/30	1,047,190
City of San Francisco CA	105,000	5.50	11/1/25	105,572
Colorado Housing & Finance Authority	725,000	6.50	5/1/48	770,624
Columbus Metropolitan Housing Authority	500,000	5.38	9/1/28	512,315
Connecticut Housing Finance Authority	1,000,000	5.75	11/15/54	1,032,511
County of Yamhill OR	370,000	4.50	10/1/30	363,033

See accompanying notes to financial statements.

8	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Florida Capital Projects Finance Authority	250,000	4.00	10/1/24	250,000
Florida Housing Finance Corp.	995,000	6.50	1/1/55	1,058,998
Idaho Housing & Finance Association	975,000	6.00	1/1/48	1,021,069
Idaho Housing & Finance Association	975,000	6.50	7/1/53	1,040,384
Illinois Housing Development Authority	1,000,000	6.00	4/1/54	1,045,150
Illinois Housing Development Authority	980,000	6.50	4/1/54	1,042,377
Iowa Finance Authority	1,000,000	6.25	7/1/54	1,060,750
Kentucky Higher Education Student Loan Corp. [8]	905,000	2.52	6/1/35	829,288
Kentucky Housing Corp.	1,000,000	6.25	1/1/55	1,058,000
Maine Municipal Bond Bank	500,000	6.12	11/1/26	517,480
Maryland Community Development Administration	965,000	6.00	9/1/53	1,009,120
Massachusetts Educational Financing Authority	180,000	4.41	7/1/34	176,620
Massachusetts Educational Financing Authority	845,000	2.64	7/1/37	780,256
Massachusetts Educational Financing Authority	750,000	6.07	7/1/33	787,432
Massachusetts Housing Finance Agency	990,000	6.50	12/1/52	1,055,102
Massachusetts State College Building Authority	500,000	5.83	5/1/30	524,115
Minnesota Housing Finance Agency	670,000	4.80	8/1/29	687,869
Minnesota Housing Finance Agency	270,000	4.17	1/1/25	269,708
North Carolina Housing Finance Agency	500,000	6.50	1/1/55	532,735
Oklahoma Development Finance Authority	418,737	3.88	5/1/37	410,371
Rhinelander School District G.O.	770,000	5.00	3/1/25	770,231
Rhode Island Housing & Mortgage Finance Corp.	500,000	6.50	10/1/52	525,055
Rhode Island Student Loan Authority	1,000,000	4.00	12/1/38	974,460
Somis Union School District G.O.	535,000	2.06	8/1/30	487,299
State of Connecticut Special Tax Revenue	1,000,000	5.74	12/1/29	1,035,530
State of Oregon Housing & Community Services Department	990,000	6.25	7/1/53	1,043,955
Utah Housing Corp.	990,000	6.25	1/1/54	1,042,213
Washington State Housing Finance Commission	1,000,000	6.25	6/1/54	1,057,670
Wisconsin Housing & Economic Development Authority [8]	100,000	3.50	3/1/46	99,328

Total Taxable Municipal Bonds (cost: $25,591,290)				26,023,810

Name of Issuer	Quantity			Fair Value ($)

Short-Term Securities - 2.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.87% (cost: $3,203,742)	3,203,742			3,203,742

Total Investments in Securities - 99.2% (cost: $122,125,687)				123,075,245

Other Assets and Liabilities, net - 0.8%				1,044,495

Net Assets - 100.0%				$124,119,740

[1]

Variable rate security. Rate disclosed is as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2024 was $19,876,366 and represented 16.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2024, 0.7% of net assets in the Fund was invested in such securities.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2024.
[17]

Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Quality Income Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Asset-Backed Securities	—	4,510,820	—	4,510,820
Collateralized Mortgage Obligations	—	35,215,176	—	35,215,176
Corporate Bonds	—	18,911,710	—	18,911,710
Mortgage Pass-Through Securities	—	35,209,987	—	35,209,987
Taxable Municipal Bonds	—	26,023,810	—	26,023,810
Short-Term Securities	3,203,742	—	—	3,203,742

Total:	3,203,742	119,871,503	—	123,075,245

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

10	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

SEPTEMBER 30, 2024	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 86.1%

Alabama - 1.0%

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.63	10/1/49	508,195

AL Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	10/1/54	509,280

Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	479,485

				1,496,960

Alaska - 0.3%

AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	6,550

AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	250,485

AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	282,561

				539,596

Arizona - 0.4%

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	6.75	7/1/30	30,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	100,000	5.50	7/1/31	4,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	750,000	7.75	7/1/50	30,000

AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) 2, [4,5]	200,000	6.00	7/1/51	8,000

AZ Industrial Dev. Auth. Rev. (Mirabella ST ASU Proj.) 1, [4]	160,000	4.70	10/1/28	146,690

Pima Co. Industrial Dev. Auth. Rev. (LA Posada at Pusch Ridge Proj.) [4]	350,000	6.25	11/15/35	383,449

				602,139

Arkansas - 0.2%

Mountain Home City Sales & Use Tax Rev.	440,000	2.00	9/1/38	338,694

California - 4.0%

CA Enterprise Dev. Auth. Rev. (Castilleja School Foundation Proj.)	300,000	4.00	6/1/54	297,216

CA Municipal Finance Auth. Rev. (Aldersly Proj.)	300,000	5.00	5/15/43	326,190

CA Municipal Finance Auth. Rev. (Caritas Proj.)	250,000	4.00	8/15/56	226,030

CA Pollution Control Financing Auth. Rev. (Poseidon Resources) [4]	300,000	5.00	7/1/38	330,456

CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	345,499

Encinitas Union School District G.O. Capital Appreciation [6]	500,000	6.75	8/1/35	649,685

Irvine Facs. Financing Auth. Rev. (Gateway Preserve Land Acquisition Proj.) [9]	300,000	5.25	5/1/48	307,098

Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	5.95	8/1/34	1,259,236

Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	484,040

Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	4.11	6/1/39	461,540

San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	400,412

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	635,796

Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.13	8/1/34	604,035

				6,327,233

Colorado - 1.9%

CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,488

CO Educational & Cultural Facs. Auth. Rev. (Mountain Phoenix Community Proj.) [4]	500,000	6.00	7/1/43	514,315

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	400,000	3.50	5/15/30	382,680

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	415,000	5.00	5/15/44	312,993

CO Health Facs. Auth. Rev. (Aberdeen Ridge)	850,000	5.00	5/15/58	573,019

Reunion Metropolitan District Rev.	576,230	3.63	12/1/44	442,210

Rudolph Farms Metropolitan District No. 6 G.O.	500,000	6.50	6/1/52	508,335

				2,984,040

See accompanying notes to financial statements.

12	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Connecticut - 0.2%

Stamford Hsg. Auth. Rev. (Dogwoods Proj.) [4]	350,000	11.00	12/1/27	350,000

Florida - 17.6%

Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	388,463

Ave Maria Stewardship Community District Special Assessment (Phase 4 Master IMPT Proj.) [4]	500,000	5.50	5/1/53	515,590

Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	100,000	6.25	5/1/35	103,948

Broward Co. FL Airport System Rev.	500,000	5.00	10/1/45	503,285

Capital Trust Agency Rev. (Tallahassee Tapestry) [2,4,5]	550,000	6.75	12/1/35	148,500

Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [2,4,5]	250,000	6.75	7/1/37	25,000

Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) [2,5]	250,000	7.00	4/1/35	145,000

CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	431,210

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [2,4,5]	186,423	7.25	5/15/26	5,033

Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [2,4,5]	559,270	8.13	5/15/44	15,100

East Nassau Stewardship District Special Assessment (Wildlight Village Phase 3 Proj.)	500,000	5.50	5/1/55	503,925

Elevation Pointe Community Dev. District Special Assessment	500,000	4.40	5/1/32	503,210

Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	355,020

FL Dev. Finance Corp. Rev. (Jensen Dunes Proj.) [4]	500,000	5.00	11/15/30	475,975

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	765,000	5.05	7/1/47	800,703

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.60	7/1/49	507,100

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	705,000	2.75	7/1/50	526,367

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,355,000	2.30	1/1/52	907,999

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	490,000	4.75	1/1/54	499,834

FRERC Community Dev. District Special Assessment [2,5]	965,000	5.38	11/1/40	887,395

Gardens at Hammock Beach Community Dev. District Special Assessment	345,000	5.88	5/1/55	349,023

Gramercy Farms Community Dev. District Special Assessment [6]	240,000	3.24	5/1/39	124,800

Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	544,360

Hacienda North Community Dev. District Special Assessment	500,000	6.30	5/1/43	545,055

Harbor Bay Community Dev. District Special Assessment	280,000	4.10	5/1/48	248,231

Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	208,890

Hillsborough Co. Aviation Auth. Rev. (Tampa International Airport)	750,000	5.50	10/1/49	844,995

Hobe-St Lucie Conservancy District Special Assessment	350,000	5.60	5/1/44	366,160

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	5.25	5/1/34	506,240

Hyde Park Community Dev. District No. 1 Special Assessment	500,000	4.00	5/1/52	429,330

Lakes of Sarasota Community Dev. District Special Assessment	125,000	3.88	5/1/31	124,395

Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	501,000

Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	232,074

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	548,848

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	307,119

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.38	5/1/47	306,288

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	405,440

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	430,000	3.00	5/1/41	351,955

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	530,000	5.55	5/1/54	542,100

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	452,820

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	306,624

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	404,093

Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	325,891

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	215,000	4.50	5/1/49	206,284

Lakewood Ranch Stewardship District Utility Rev. (System Acquisition Proj.) (AGM Insured)	500,000	5.25	10/1/53	546,890

Laurel Road Community Dev. District Special Assessment	315,000	3.13	5/1/31	291,844

LT Ranch Community Dev. District Special Assessment	300,000	5.90	5/1/53	314,451

Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	5.00	5/1/32	150,717

Meadow View at Twin Creeks Community Dev. District Special Assessment	220,000	3.75	5/1/52	180,382

Meadow View at Twin Creeks Community Dev. District Special Assessment	245,000	4.00	5/1/52	210,357

New River Community Dev. District Cap. Improvement Special Assessment Rev. [2,5,15]	230,000	5.00	N/A	2

North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	150,000	4.20	5/1/35	147,614

North River Ranch Improvement Stewardship District Special Assessment Rev.	490,000	5.75	5/1/33	511,050

North River Ranch Improvement Stewardship District Special Assessment Rev.	250,000	6.80	5/1/35	250,180

North River Ranch Improvement Stewardship District Special Assessment Rev.	500,000	6.50	5/1/44	545,230

Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	515,225

Palm Beach Co. Health Facs. Auth. Rev. (Green Cay Life Plan Village Proj.) [4]	500,000	11.50	7/1/27	500,000

Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	428,235

Palm Coast Park Community Dev. District Special Assessment	500,000	4.00	5/1/52	426,990

Palm Coast Park Community Dev. District Special Assessment Rev.	275,000	5.40	5/1/43	286,008

Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	406,390

Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	232,853

Poitras East Community Dev. District Special Assessment	335,000	5.25	5/1/52	344,672

River Landing Community Dev. District Special Assessment	75,000	4.25	11/1/35	72,617

Rolling Hills Community Dev. District Special Assessment	215,000	3.65	5/1/32	205,504

Sawyers Landing Community Dev. District Special Assessment Rev.	500,000	4.13	5/1/41	451,460

Sawyers Landing Community Dev. District Special Assessment Rev.	750,000	4.25	5/1/53	653,138

Southern Groves Community Dev. District No. 5 Special Assessment	280,000	4.00	5/1/48	250,387

Sunbridge Stewardship District Special Assessment (Weslyn Park Proj.)	350,000	5.20	5/1/42	358,614

Tolomato Community Dev. District Special Assessment [2,5]	120,000	6.61	5/1/40	1

Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	109,848

Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	307,662

Viera Stewardship District Special Assessment	250,000	4.00	5/1/53	210,525

Viera Stewardship District Special Assessment	300,000	5.50	5/1/54	310,716

Waterset South Community Dev. District Special Assessment	500,000	5.90	5/1/42	532,130

Windward at Lakewood Ranch Community Dev. District Special Assessment	250,000	4.25	5/1/52	218,230

Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	241,586

				27,642,180

Georgia - 1.3%

Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	356,367

Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	523,585

Gainesville & Hall Co. Dev. Auth. Rev. (Lanier Christian Academy, inc. Proj.) [4]	640,000	6.25	9/1/44	612,870

Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	522,055

				2,014,877

Idaho - 0.6%

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	100,000	8.00	10/1/28	99,006

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	3.80	10/1/31	268,543

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	4.00	10/1/33	227,497

See accompanying notes to financial statements.

14	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	4.50	10/1/50	411,515

				1,006,561

Illinois - 3.8%

Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	503,145

Chicago O’Hare International Airport Rev. (Senior Lien)	500,000	5.25	1/1/48	545,520

Chicago O’Hare International Airport Rev. (Senior Lien) (AGM Insured)	500,000	5.50	1/1/53	541,445

IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	200,000

IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,078,850

IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	676,160

IL Hsg. Dev. Auth. Rev.	750,000	4.75	10/1/48	766,305

IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,005,500

Malta Tax Allocation Rev. [2,5]	1,921,000	5.75	12/30/25	441,830

Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2,15]	313,173	7.00	N/A	250,538

				6,009,293

Indiana - 1.2%

IN Hsg. & Community Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,500,000	4.80	7/1/54	1,537,320

Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	282,828

				1,820,148

Iowa - 0.9%

IA Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	480,000	5.50	7/1/53	515,731

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	428,235

IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	449,387

				1,393,353

Kentucky - 0.4%

Boyle Co. Educational Facs. Auth. Rev. (Centre College)	600,000	5.25	6/1/49	642,618

Louisiana - 2.8%

Capital Area Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.50	10/1/53	535,340

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	385,000	2.50	12/1/45	293,309

LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.) (GNMA/FHLMC Collateralized)	495,000	5.75	6/1/54	542,312

LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	504,180

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	322,767

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	200,000	5.50	11/1/39	212,492

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	410,000	4.00	11/1/44	394,752

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	390,000	4.40	11/1/44	393,939

LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	715,000	4.00	11/1/46	686,793

LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	465,000	4.30	2/15/36	445,698

				4,331,582

Maryland - 0.3%

MD Community Dev. Administration Rev.	500,000	2.55	9/1/44	391,435

Massachusetts - 1.1%

MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	408,244

MA Education Finance Auth. Education Rev.	250,000	4.25	7/1/32	253,433

MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	734,700

MA Housing Finance Agy. Rev.	400,000	3.85	12/1/47	385,176

				1,781,553

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Michigan - 5.1%

City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	296,832

MI Finance Auth. Rev. (Holly Academy Proj.)	400,000	3.00	12/1/31	363,916

MI Finance Auth. Rev. (Madison Academy Proj.)	255,000	4.25	12/1/39	215,835

MI Hsg. Dev. Auth. Rev.	500,000	4.90	12/1/48	515,740

MI Hsg. Dev. Auth. Rev.	1,000,000	4.65	12/1/49	1,014,680

MI Hsg. Dev. Auth. Rev.	210,000	3.15	6/1/50	192,129

MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	1,454,060

MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	2,429,245

MI Hsg. Dev. Auth. Rev.	1,000,000	4.95	12/1/53	1,029,830

MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	175,000	6.35	11/1/28	175,164

MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	382,555

				8,069,986

Minnesota - 0.2%

Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	289,479

Mississippi - 0.8%

MS Development Bank Rev. (Green Bond-Hancock County) [4]	900,000	4.55	11/1/39	919,737

MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	400,000	3.63	11/1/36	387,112

				1,306,849

Missouri - 2.2%

Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	170,000	3.50	11/1/40	159,178

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [2,5]	118,010	2.00	11/15/46	5,543

Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.)	264,421	5.00	11/15/46	192,667

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	5.00	11/1/48	1,022,890

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	435,000	2.50	5/1/50	308,102

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	2.40	11/1/51	242,361

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	4.70	11/1/53	1,003,764

MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	11/1/54	509,335

				3,443,840

Montana - 0.2%

MT Board of Housing Single Family Rev.	410,000	2.40	12/1/45	305,417

Nebraska - 0.0%

Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) [2,5,15]	410,000	5.13	N/A	17,015

Nevada - 0.8%

Las Vegas NV Special Improvement District No 817 Summerlin Village 29 Special Assessment	300,000	6.00	6/1/48	318,552

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.60	4/1/46	577,770

NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.45	10/1/51	347,545

				1,243,867

New Hampshire - 0.3%

New Hampshire Business Finance Auth. Rev. (Pennichuck Water Works, Inc.)	450,000	5.50	4/1/54	461,426

New Jersey - 1.3%

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	735,000	2.30	10/1/46	514,919

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	795,000	2.45	10/1/50	560,960

NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	4.80	10/1/53	1,024,370

				2,100,249

See accompanying notes to financial statements.

16	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Mexico - 1.1%

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	360,000	2.70	9/1/47	276,678

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	2.35	7/1/51	338,971

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	600,000	2.63	7/1/51	429,288

NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	985,000	2.80	9/1/52	715,849

				1,760,786

New York - 5.0%

Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	350,252

New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	297,069

New York Transportation Dev. Corp. Rev.	500,000	5.50	6/30/60	534,460

New York Transportation Dev. Corp. Rev. (AGM Insured)	300,000	5.50	6/30/44	328,632

NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	302,859

NY State Mortgage Agency Homeowner Mortgage Rev.	580,000	2.20	4/1/36	480,843

NY State Mortgage Agency Homeowner Mortgage Rev.	995,000	4.70	10/1/38	1,039,905

NY State Mortgage Agency Homeowner Mortgage Rev.	1,000,000	2.45	10/1/45	754,380

NY State Mortgage Agency Homeowner Mortgage Rev.	980,000	2.50	10/1/46	736,411

NY State Mortgage Agency Homeowner Mortgage Rev.	975,000	3.30	10/1/47	833,713

NY State Mortgage Agency Homeowner Mortgage Rev.	500,000	4.80	10/1/48	509,890

NY State Mortgage Agency Homeowner Mortgage Rev.	1,625,000	2.55	4/1/50	1,135,176

NY State Mortgage Agency Homeowner Mortgage Rev.	595,000	4.90	10/1/53	610,583

				7,914,173

North Carolina - 1.0%

Mecklenburg Co. Rev. (Little Rock Apts)	450,000	5.38	1/1/36	451,008

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.00	7/1/46	524,675

NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	550,000	4.80	1/1/55	559,878

				1,535,561

North Dakota - 0.8%

ND Housing Finance Agency Rev.	925,000	2.50	7/1/44	717,421

ND Housing Finance Agency Rev.	500,000	5.10	7/1/48	516,050

				1,233,471

Ohio - 3.9%

Euclid Public Library G.O.	300,000	5.00	12/1/49	313,017

Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [2,4,5]	250,000	6.50	12/1/37	10,000

North Ridgeville City School District G.O.	300,000	5.25	12/1/54	318,933

OH Housing Finance Agency Rev.	1,800,000	2.45	9/1/51	1,244,358

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,460,000	2.85	9/1/46	1,140,421

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,355,000	5.10	9/1/47	1,424,159

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.65	9/1/49	509,130

OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	965,000	2.75	9/1/51	718,568

OH Housing Finance Agency Rev. (Middletown Phase Two Proj.) [4]	500,000	6.25	3/1/26	503,030

				6,181,616

Oklahoma - 0.3%

OK Hsg. Finance Agency Rev. (Home Ownership Prog.) (GNMA/FNMA/FHLMC Collateralized)	480,000	4.60	9/1/49	486,614

Oregon - 0.7%

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	363,670

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	1,000,000	2.38	1/1/45	729,350

				1,093,020

Pennsylvania - 1.4%

Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	460,000	4.45	10/1/34	444,406

PA Higher Educational Assistance Agy. Rev.	370,000	2.63	6/1/42	320,376

PA Hsg. Finance Agency Rev.	1,000,000	5.00	10/1/50	1,042,820

PA Hsg. Finance Agency Rev.	5,000	6.25	10/1/53	5,536

Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	358,970

				2,172,108

South Carolina - 2.0%

Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	326,648

SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	434,955

SC Jobs-Economic Dev. Auth. Rev. (River Academy Proj.) [4]	325,000	7.00	6/15/43	344,669

SC Jobs-Economic Dev. Auth. Rev. (Seafields at Kiawah Island Proj.)	500,000	7.50	11/15/53	525,800

SC State Hsg. Finance & Dev. Auth. Rev.	5,000	3.05	7/1/45	4,271

SC State Hsg. Finance & Dev. Auth. Rev.	975,000	4.95	7/1/53	1,007,906

SC State Hsg. Finance & Dev. Auth. Rev.	500,000	4.63	7/1/54	507,865

				3,152,114

South Dakota - 0.5%

SD Hsg. Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	4.80	11/1/48	762,915

Tennessee - 4.1%

Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	791,753

Metropolitan Nashville Airport Auth. Rev.	300,000	5.00	7/1/49	312,528

Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	307,482

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5,15]	1,850,000	5.35	N/A	185

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	788

Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	1,630,000	6.00	1/1/29	16

TN Hsg. Dev. Agency Rev.	815,000	2.55	1/1/45	631,918

TN Hsg. Dev. Agency Rev.	1,485,000	2.38	7/1/46	1,061,389

TN Hsg. Dev. Agency Rev.	385,000	2.55	7/1/46	292,796

TN Hsg. Dev. Agency Rev.	495,000	4.70	7/1/48	499,519

TN Hsg. Dev. Agency Rev.	730,000	5.05	7/1/48	748,411

TN Hsg. Dev. Agency Rev.	990,000	2.50	7/1/51	705,306

TN Hsg. Dev. Agency Rev.	500,000	4.80	7/1/54	512,440

TN Hsg. Dev. Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.35	7/1/48	528,005

				6,392,536

Texas - 9.7%

Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	501,277

Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	850,580

Dallas Special Tax (Fair Park Venue Proj.) [1,4]	250,000	6.25	8/15/53	251,227

Houston Airport System Rev. (AGM Insured)	1,000,000	5.25	7/1/48	1,086,930

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2,15]	260,000	4.00	N/A	145,600

New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay) [2]	460,000	4.00	7/1/26	257,600

New Hope Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) [1]	525,069	2.00	11/15/61	194,990

New Hope Cultural Education Facs. Finance Corp. Rev. (Cityscape Schools, Inc.) [4]	300,000	5.00	8/15/39	302,556

New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	625,703

See accompanying notes to financial statements.

18	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	5.50	10/1/27	499,980

New Hope Cultural Education Facs. Finance Corp. Rev. (Windhaven Proj.)	500,000	6.50	10/1/33	524,875

North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	112,200

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	500,000	5.00	3/1/49	512,365

TX Affordable Hsg. Corp. Rev. (GNMA Collateralized)	1,000,000	4.88	3/1/53	1,032,170

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	422,565

TX Department of Housing & Community Affairs (GNMA Collateralized)	985,000	2.50	7/1/51	701,744

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,750,000	3.13	1/1/52	1,390,777

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	5.00	1/1/49	518,370

TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	3/1/50	390,680

TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	5.25	9/1/52	789,840

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.25	1/1/53	1,579,920

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	5.25	9/1/53	1,054,680

TX Department of Housing & Community Affairs (GNMA Collateralized)	1,500,000	5.13	1/1/54	1,561,230

				15,307,859

Utah - 2.8%

Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	434,295

Fields Estates Public Infrastructure District Special Assessment (Fields Estates Assessment Area) [4]	500,000	5.25	12/1/53	508,710

Jordanelle Ridge Public Infrastructure District No. 2 G.O. [4]	500,000	7.75	3/1/54	512,980

Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	867,310

Olympia Public Infrastructure District No. 1 G.O. [4]	500,000	6.38	3/1/55	516,960

UT Charter School Finance Auth. Rev. (Mountain Sunrise Academy) [4]	515,000	3.50	12/15/31	459,328

UT Hsg. Corp. Single Family Mtg. Rev.	5,000	5.75	1/1/33	5,009

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.70	1/1/54	509,020

UT Hsg. Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	5.00	1/1/54	517,990

				4,331,602

Virginia - 1.0%

Botetourt Co. Glebe Inc. Rev.	500,000	6.00	7/1/44	500,315

VA Beach Dev. Auth. Rev. (Westminster Canterbury Proj.)	320,000	6.25	9/1/30	333,226

VA Hsg. Dev. Auth. Rev. (Commonwealth Mortgage Bonds)	700,000	4.70	7/1/55	715,477

				1,549,018

Washington - 0.3%

WA State Hsg. Finance Commission Rev. (Parkshore Juanita Bay Proj.) [4]	500,000	5.50	1/1/44	501,260

West Virginia - 1.1%

WV Hsg. Dev. Fund Rev.	945,000	2.50	11/1/51	671,876

WV Hsg. Dev. Fund Rev.	1,000,000	4.90	11/1/54	1,026,350

				1,698,226

Wisconsin - 1.5%

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.)	500,000	5.00	2/1/52	516,515

Public Finance Auth. Rev. (Grand Hyatt San Antonio Hotel Acquisition Proj.) [4]	500,000	6.00	2/1/62	532,310

WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	300,933

WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [2,4,5]	750,000	6.25	11/1/28	412,500

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,520	9.00	1/1/46	507

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,287	9.00	1/1/47	464

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	447	12.00	1/1/47	13

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,171	9.00	1/1/48	436

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	390	12.00	1/1/48	11

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,055	9.00	1/1/49	409

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	384	11.00	1/1/49	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,822	9.00	1/1/50	374

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	372	11.00	1/1/50	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	17,334	9.00	1/1/51	389

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	365	11.00	1/1/51	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [1,2,4,5]	446,246	3.75	7/1/51	326,429

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	17,218	9.00	1/1/52	360

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	475	10.00	1/1/52	10

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,985	9.00	1/1/53	337

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	469	10.00	1/1/53	9

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,869	9.00	1/1/54	315

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	453	10.00	1/1/54	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,636	9.00	1/1/55	295

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	444	9.00	1/1/55	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,404	9.00	1/1/56	277

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	434	9.00	1/1/56	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	23,656	5.50	7/1/56	18,416

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	481	9.00	1/1/57	8

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,287	9.00	1/1/57	259

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	16,055	9.00	1/1/58	242

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	469	9.00	1/1/58	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	456	9.00	1/1/59	7

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,938	9.00	1/1/59	229

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	447	8.00	1/1/60	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,822	9.00	1/1/60	214

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	440	8.00	1/1/61	6

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,589	9.00	1/1/61	199

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	428	8.00	1/1/62	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,473	9.00	1/1/62	187

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	419	8.00	1/1/63	5

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,240	9.00	1/1/63	175

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	409	8.00	1/1/64	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,124	9.00	1/1/64	166

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	403	7.00	1/1/65	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	15,008	9.00	1/1/65	155

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	434	7.00	1/1/66	4

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	14,775	9.00	1/1/66	142

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	5,235	5.00	1/1/67	46

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,5]	192,429	9.00	1/1/67	1,677

WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	225,000

				2,340,106

Total Municipal Bonds (Cost: $165,191,958)				135,323,375

See accompanying notes to financial statements.

20	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Quantity	Fair Value ($)

Investment Companies - 5.4%

BlackRock Municipal Income Fund, Inc. (MUI)	32,166	404,648

BlackRock MuniHoldings Fund, Inc. (MHD)	33,512	423,927

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	30,464	325,660

BlackRock MuniYield Quality Fund III, Inc. (MYI)	43,083	516,996

DWS Municipal Income Trust (KTF)	76,592	763,622

DWS Strategic Municipal Income Trust (KSM)	29,351	299,087

Invesco Advantage Municipal Income Trust II (VKI)	55,874	520,187

Invesco Municipal Opportunity Trust (VMO)	62,240	639,205

Invesco Municipal Trust (VKQ)	67,772	695,341

Invesco Pennsylvania Value Municipal Income Trust (VPV)	31,500	356,265

Invesco Quality Municipal Income Trust (IQI)	78,114	815,510

Invesco Trust for Investment Grade Municipals (VGM)	56,447	596,080

Nuveen AMT-Free Municipal Credit Income Fund (NVG)	32,623	436,822

Nuveen AMT-Free Quality Municipal Income Fund (NEA)	75,639	905,399

Nuveen Quality Municipal Income Fund (NAD)	61,295	758,832

Total Investment Companies (cost: $9,793,586)		8,457,581

Total Investments in Securities - 91.5% (cost: $174,985,544)		143,780,956

Other Assets and Liabilities, net - 8.5%		13,439,670

Net Assets - 100.0%		$157,220,626

[1]

Variable rate security. Rate disclosed is as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2024 was $3,199,044 and represented 2.0% of net assets.
[4]

144A Restricted Security. The total value of such securities as of September 30, 2024 was $16,049,585 and represented 10.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2024 was $2,657,506 and represented 1.7% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[9]

Municipal Lease Security. The total value of such securities as of September 30, 2024 was $707,510 and represented 0.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Tax-Free Income Fund (Continued)

Short futures contracts outstanding as of September 30, 2024 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	37	December 2024	(4,594,938)	(3,120)
U.S. Treasury 5-Year	77	December 2024	(8,460,976)	(16,567)
U.S. Treasury 10-Year	126	December 2024	(14,399,437)	(34,187)

				(53,874)

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2024.

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	135,323,375	—	135,323,375
Investment Companies	8,457,581	—	—	8,457,581

Total:	8,457,581	135,323,375	—	143,780,956

Liabilities
Futures	(53,874)	—	—	(53,874)

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

22	FINANCIAL STATEMENTS AND OTHER INFORMATION

[This page is intentionally left blank.]

SEPTEMBER 30, 2024	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 94.3%

Education/Student Loan - 17.2%

Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	963,840

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,064,206

Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,619,520

Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	586,420

Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	575,293

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,255,000	5.25	7/1/37	1,265,705

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	604,068

Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,005,370

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,054,405

Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	313,005

Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	850,833

Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	878,631

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	625,000	4.00	11/1/26	623,294

Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,754,490

Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	750,442

Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,000,540

Independence Charter School Lease Rev. (Beacon Academy Proj.)	160,000	4.25	7/1/26	158,326

Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	736,148

Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,181,628

Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	202,363

Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	1,073,644

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	560,000	4.00	12/1/31	519,708

Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,283,563

Minneapolis School Lease Rev. (Twin Cities International School) [4]	825,000	4.25	12/1/27	828,448

Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,012,350

MN Higher Education Fac. Auth. Rev. (Augsburg College)	2,950,000	4.25	5/1/40	2,593,492

MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,500,000	5.00	5/1/47	1,383,570

MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,923,294

MN Higher Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,217,849

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,135,160

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	4,268,080

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	767,430

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	1,150,000	4.00	4/1/39	1,152,001

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	903,371

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,946,560

MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,650,000	5.00	10/1/49	3,933,386

MN Office of Higher Education Rev. [8]	2,000,000	4.00	11/1/42	1,952,040

MN Office of Higher Education Rev. [8]	2,260,000	2.65	11/1/38	2,030,520

MN Office of Higher Education Rev. [8]	990,000	4.00	11/1/37	991,237

Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,259,150

Savage Charter School Lease Rev. (Aspen Academy)	325,000	4.00	10/1/26	322,189

St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,747,122

St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	700,994

St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,150,725

See accompanying notes to financial statements.

24	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	704,944

St. Paul Hsg. & Redev. Auth. (German Immersion School)	775,000	5.00	7/1/33	775,372

St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	669,542

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	800,000	3.00	6/1/31	709,144

St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	899,530

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	175,000	2.00	9/1/26	168,236

St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	349,461

St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,030,410

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	255,000	4.00	7/1/25	254,674

St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	957,884

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	880,000	3.00	12/1/29	837,593

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	549,444

St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	857,590

St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	701,029

St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	915,710

Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	362,100

Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	468,642

				69,495,715

Escrowed To Maturity/Prerefunded - 0.3%

Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,268,625

General Obligation - 9.4%

Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	909,883

Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,994,327

Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	3,074,153

Itasca G.O.	2,500,000	2.38	2/1/45	1,816,925

Itasca G.O.	4,000,000	2.50	2/1/50	2,755,440

Madison Lake G.O.	590,000	2.13	2/1/42	419,726

Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	1,908,930

Moorhead G.O.	510,000	2.13	2/1/42	357,092

Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,002,730

Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	1,014,762

Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	1,059,240

Richfield Independent School District No. 280	1,000,000	4.00	2/1/37	1,015,140

Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	763,100

Roseau Independent School District No. 682	400,000	2.25	2/1/46	274,184

Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	744,070

St. Cloud G.O.	1,090,000	2.00	2/1/41	826,405

St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,810,908

State of Minnesota G.O.	5,550,000	2.00	9/1/41	3,936,004

Virginia G.O.	825,000	5.00	2/1/41	845,881

White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	9,565,577

Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,115,460

				38,209,937

Hospital/Health Care - 12.3%

Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	500,240

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,085,289

Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	763,570

Cuyuna Range Hospital District Health Care Facs. Rev.	1,000,000	5.50	5/1/48	1,038,380

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,100,000	5.75	8/1/30	857,252

Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	748,713

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	176,951

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	367,612

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	176,462

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	154,752

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/39	153,627

Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	737,910

Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,159,000

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	848,446

Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	2,175,000	4.00	5/1/37	2,084,607

Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,607,016

Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,532,725

MN Agricultural & Economic Dev. Board Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.25	1/1/54	2,204,040

Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	545,661

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,500,165

Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,000,140

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	169,540

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	192,272

Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	207,654

Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	7,430,100

Rochester Health Care Facs. Rev. (Mayo Clinic)	3,000,000	5.00	11/15/34	3,579,120

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	4,500,000	5.00	5/1/46	4,561,830

St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	522,020

St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,134,238

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,851,072

St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,021,080

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,037,727

Wadena Rev. (Wadena Cancer Center Proj.)	1,000,000	5.00	12/1/45	1,088,910

				50,038,121

Industrial/Pollution Control - 0.5% [8]

St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/40	930,920

St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4]	1,000,000	4.50	10/1/37	992,770

				1,923,690

Multifamily Mortgage - 22.0%

Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,001,850

Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	293,502

Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	411,149

Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	724,548

Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	627,495

Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	2,000,960

Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,504,455

See accompanying notes to financial statements.

26	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	1,040,674

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	469,761

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,154,320

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	680,000	6.75	1/1/27	585,256

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	885,856

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,232,417

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	610,461

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,248,368

Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,736,876

Bethel Hsg. and Health Care Facs. Rev. (Ecumen Obligated Group)	2,000,000	6.13	3/1/44	2,086,320

Bethel Rev. (Grandview Christian Home Proj.)	1,500,000	5.00	10/1/41	1,509,855

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,250,000	5.13	7/1/25	687,500

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	1,645,000	5.75	7/1/35	904,750

Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.) [2]	2,000,000	6.13	7/1/45	1,100,000

Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	750,517

Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	164,147

Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	221,865

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	175,996

Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	171,780

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	409,590

Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	379,115

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,500,140

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (FNMA)	1,050,000	4.20	5/1/43	1,050,157

Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	2,103,975

Duluth Hsg. & Redevelopment Auth. Rev. (Pennel Park Proj.)	1,249,439	4.50	8/1/41	1,285,926

Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,248,394	3.75	11/1/34	3,258,269

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,214,757

Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	419,775

Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	2,008,500

Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,766,300

Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	4,603,281	2.35	2/1/38	3,735,056

Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,015,254

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	369,945

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,458,255

Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	575,000	4.00	11/1/25	569,164

Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,810,448	3.00	11/1/34	1,707,198

MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,001,080

Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	275,523

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	941,620

Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	227,540

New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,284,915

North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	146,587

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,976,700

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,529,850

North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,008,660

Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	1,879,059

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	720,504

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,501,775

Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	250,078

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,150,795

Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	500,000	5.00	9/1/35	505,715

Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,715,000	5.13	1/1/39	1,560,187

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	250,145

St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,001,080

St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,376,355

St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,000,000	5.50	12/1/38	1,064,130

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	4.25	12/1/27	2,426,520

St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,421,288

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	840,000	5.30	11/1/30	839,958

St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,423,748

St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,500,000	5.00	9/1/42	1,500,405

Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	825,730

Vergas Rev. (CDL Homes Proj.)	80,000	4.00	8/1/25	79,383

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,436,025

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,010,010

Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,772,687

				88,940,106

Municipal Lease - 2.4% [9]

Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	569,845

Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	1,004,343

Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	737,120

Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	493,905

MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,733,526

MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,002,480

Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,006,570

Pine Island Independent School District No. 255	525,000	2.00	2/1/40	385,366

Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	776,367

Pine Island Independent School District No. 255	895,000	2.25	2/1/47	600,983

Waconia Independent School District No. 110	500,000	5.00	2/1/37	500,860

				9,811,365

Other Revenue Bonds - 2.8%

Crystal Governmental Fac. Rev.	148,959	5.10	12/15/26	144,333

Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	103,000	5.00	2/15/27	102,831

Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,502,800

St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	1,857,170

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	244,000	6.38	2/15/28	244,486

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	405,000	6.50	3/1/29	405,296

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	588,000	7.00	2/15/28	590,381

St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	285,000	7.50	2/15/28	285,185

St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,310,000	5.00	8/1/36	3,312,251

See accompanying notes to financial statements.

28	FINANCIAL STATEMENTS AND OTHER INFORMATION

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,771,400

				11,216,133

Sales Tax Revenue - 1.2% [11]

American Samoa Economic Development Authority Rev.	2,000,000	6.25	9/1/29	2,044,900

Guam Govt. Business Privilege Tax Rev.	2,750,000	5.00	11/15/35	2,782,808

				4,827,708

Single Family Mortgage - 23.2%

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	485,000	4.45	12/1/32	485,121

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	20,000	4.63	12/1/30	20,007

Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	235,000	4.88	12/1/33	235,085

Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	35,000	4.45	12/1/27	35,005

MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,432,732

MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	6,078,037

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,365,685

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,985,000	2.45	7/1/46	3,706,198

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,581,169	3.30	5/1/48	1,467,547

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	505,187	3.75	11/1/48	482,635

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	504,669	3.60	1/1/49	479,622

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	512,260	3.45	3/1/49	483,573

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	882,064	3.15	6/1/49	808,394

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	922,978	2.47	1/1/50	762,777

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	8,585,000	2.55	1/1/51	6,116,898

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,290,000	2.50	7/1/51	3,019,988

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	475,000	2.38	7/1/46	339,502

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,340,000	2.45	1/1/52	6,518,106

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,440,000	2.40	1/1/35	2,969,477

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,410,000	2.75	7/1/42	2,814,580

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	1,017,283

MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,300,000	3.00	7/1/43	1,993,847

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	32,000	3.80	7/1/38	31,972

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,290,000	2.55	7/1/39	3,603,085

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,885,000	2.80	1/1/44	2,362,267

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,775,000	2.70	7/1/44	2,220,194

MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	2.75	7/1/44	2,529,729

MN Hsg. Fin. Agy. Rev. [8]	1,000,000	5.35	7/1/36	1,059,360

MN Hsg. Fin. Agy. Rev. [8]	1,000,000	4.60	7/1/39	1,050,180

MN Hsg. Fin. Agy. Rev.	3,482,811	2.05	12/1/51	2,830,620

MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,295,954

MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,638,136

MN Hsg. Fin. Agy. Rev.	6,205,000	2.20	1/1/51	4,069,425

MN Hsg. Fin. Agy. Rev.	9,360,000	2.35	7/1/41	7,342,171

MN Hsg. Fin. Agy. Rev.	5,580,000	2.55	1/1/46	4,258,712

MN Hsg. Fin. Agy. Rev.	2,280,000	5.00	7/1/53	2,390,329

MN Hsg. Fin. Agy. Rev.	985,000	6.00	7/1/53	1,078,358

MN Hsg. Fin. Agy. Rev.	1,000,000	6.25	1/1/54	1,112,770

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	29

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MN Hsg. Fin. Agy. Rev.	1,250,000	5.10	7/1/42	1,333,863

MN Hsg. Fin. Agy. Rev.	1,715,000	5.15	7/1/45	1,815,105

MN Hsg. Fin. Agy. Rev.	1,380,000	6.00	1/1/53	1,492,235

MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	1,000,000	4.60	7/1/45	1,017,950

				94,164,514

Transportation - 1.5%

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	2,500,000	5.25	1/1/49	2,726,500

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	1,000,000	5.00	1/1/47	1,047,970

Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	500,000	5.25	1/1/47	538,835

Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,750,000	4.00	1/1/54	1,726,725

				6,040,030

Utility - 1.5%

Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,033,120

Rochester Electric Utility Rev.	500,000	5.00	12/1/42	516,075

Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,019,790

Southern Minnesota Municipal Power Agency	650,000	5.00	1/1/46	660,861

St. Paul Port Auth. Rev. [8]	750,000	5.25	10/1/42	782,625

Western MN Municipal Power Agy. Rev.	550,000	5.00	1/1/25	552,420

Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	614,376

				6,179,267

Total Municipal Bonds (cost: $427,754,631)				382,115,211

	Quantity

Investment Companies - 0.4%

Nuveen Minnesota Quality Municipal Income Fund (NMS)	122,032			1,575,372

Total Investment Companies (cost: $1,692,304)				1,575,372

Total Investments in Securities - 94.7% (cost: $429,446,935)				383,690,583

Other Assets and Liabilities, net - 5.3%				21,446,046

Net Assets - 100.0%				$405,136,629

[1]

Variable rate security. Rate disclosed is as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2024 was $2,692,250 and represented 0.7% of net assets.
[4]

144A Restricted Security. The total value of such securities as of September 30, 2024 was $9,050,517 and represented 2.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2024, 4.2% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2024 was $9,811,365 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2024 was $9,201,694 and represented 2.3% of net assets.

See accompanying notes to financial statements.

30	FINANCIAL STATEMENTS AND OTHER INFORMATION

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2024 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	111	December 2024	(13,784,813)	(9,361)
U.S. Treasury 5-Year	233	December 2024	(25,602,695)	(50,132)
U.S. Treasury 10-Year	382	December 2024	(43,655,437)	(103,644)

				(163,137)

[10]	The amount of $8,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2024.

A summary of the levels for the Fund’s investments as of September 30, 2024 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	382,115,211	—	382,115,211
Investment Companies	1,575,372	—	—	1,575,372

Total:	1,575,372	382,115,211	—	383,690,583

Liabilities
Futures	(163,137)	—	—	(163,137)

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	31

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2024

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
ASSETS
Investments in securities, at identified cost	$236,061,944	$122,125,687	$174,985,544	$429,446,935

Investments in securities, at fair value - see accompanying schedule for detail	$227,454,204	$123,075,245	$143,780,956	$383,690,583
Cash in bank on demand deposit	—	—	6,579,773	9,666,006
Cash collateral held at broker	—	—	6,000,000	8,000,000
Accrued interest and dividends receivable	1,027,222	946,228	2,054,228	4,522,595
Receivable for investment securities sold	—	14,881	—	—
Receivable for Fund shares sold	25,638	173,561	189,502	443,517

Total assets	228,507,064	124,209,915	158,604,459	406,322,701

LIABILITIES
Disbursements in excess of cash balances	—	1,284	—	—
Payable for investment securities purchased	—	—	296,898	—
Payable for Fund shares redeemed	336,428	26,032	815,420	632,153
Cash portion of dividends payable to shareholders	41,630	1,211	124,978	127,650
Variation margin on futures contracts	—	—	53,394	161,685
Accrued supervisory and administrative fees	101,713	41,347	66,529	198,438
Accrued investment management fees	37,868	20,301	26,614	66,146

Total liabilities	517,639	90,175	1,383,833	1,186,072

Net assets applicable to outstanding capital stock	$227,989,425	$124,119,740	$157,220,626	$405,136,629

Net assets consist of:
Capital (par value and paid-in surplus)	$266,425,463	$129,674,306	$213,394,829	$462,995,235
Total distributable earnings (loss), including unrealized appreciation (depreciation)	(38,436,038)	(5,554,566)	(56,174,203)	(57,858,606)

	$227,989,425	$124,119,740	$157,220,626	$405,136,629

Outstanding shares:
Class S Shares (Class S)*	16,339,855	2,946,178	11,110,198	41,967,117

Class Y Shares (Class Y)*	5,507,751	9,921,197	6,630,106	—

Net assets applicable to outstanding shares:
Net Assets (Class S)*	$170,536,586	$28,389,995	$98,466,048	$405,136,629

Net Assets (Class Y)*	57,452,839	95,729,745	58,754,578	—

Net asset value per share of outstanding capital stock:
Net Assets Value (Class S)*	$10.44	$9.64	$8.86	$9.65

Net Assets Value (Class Y)*	10.43	9.65	8.86	—

*	Sit U.S. Government Securities Fund, Sit Quality Income Fund and Sit Tax-Free Income Fund offer multiple share classes (S and Y). Sit Minnesota Tax-Free Income Fund offers a single share class.

See accompanying notes to financial statements.

32	FINANCIAL STATEMENTS AND OTHER INFORMATION

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2024

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
Investment income:
Income:
Dividends	—	—	$277,480	$51,453
Interest	$5,287,802	$3,198,799	3,486,811	7,975,192

Total income	5,287,802	3,198,799	3,764,291	8,026,645

Expenses (note 4):
Investment management fee	234,766	141,613	162,461	401,988
Supervisory and administrative fee	629,842	259,045	406,551	1,205,965

Total expenses	864,608	400,658	569,012	1,607,953

Less fees and expenses waived by investment adviser	—	(14,963)	—	—

Total net expenses	864,608	385,695	569,012	1,607,953

Net investment income	4,423,194	2,813,104	3,195,279	6,418,692

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(3,580,239)	(579,879)	(2,647,662)	(1,112,069)
Net realized gain (loss) on futures	—	(85,678)	(676,193)	(2,067,220)

Net change in unrealized appreciation (depreciation) on investments	9,404,427	2,819,264	7,182,397	10,507,929
Net change in unrealized appreciation (depreciation) on futures	—	15,636	160,879	531,672

Net gain (loss)	5,824,188	2,169,343	4,019,421	7,860,312

Net increase (decrease) in net assets resulting from operations	$10,247,382	$4,982,447	$7,214,700	$14,279,004

See accompanying notes to financial statements.

SEPTEMBER 30, 2024	33

STATEMENTS OF CHANGES IN NET ASSETS

September 30, 2024

	Sit U.S. Government Securities Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations:
Net investment income	$4,423,194	$10,079,946
Net realized gain (loss) on investments and futures	(3,580,239)	(11,190,435)
Net change in unrealized appreciation of investments and futures	9,404,427	4,712,885

Net increase (decrease) in net assets resulting from operations	10,247,382	3,602,396

Distributions from:
Net investment income and net realized gains
Common shares (Class S)	(3,238,469)	(7,293,135)
Common shares (Class Y)	(1,184,749)	(2,829,577)

Total distributions	(4,423,218)	(10,122,712)

Capital share transactions:
Proceeds from shares sold
Class S Shares	7,811,396	20,177,580
Class Y Shares	4,529,764	11,876,193
Reinvested distributions
Class S Shares	2,997,529	6,807,918
Class Y Shares	1,184,749	2,828,929
Payments for shares redeemed
Class S Shares	(26,825,132)	(106,055,986)
Class Y Shares	(14,937,983)	(39,415,212)

Decrease in net assets from capital transactions	(25,239,677)	(103,780,578)

Total increase (decrease) in net assets	(19,415,513)	(110,300,894)

Net assets:
Beginning of period	247,404,938	357,705,832

End of period	$227,989,425	$247,404,938

Capital transactions in shares:
Sold
Class S Shares	761,163	1,985,070
Class Y Shares	442,993	1,164,099
Reinvested distributions
Class S Shares	293,403	671,102
Class Y Shares	116,048	279,148
Redeemed
Class S Shares	(2,619,875)	(10,448,210)
Class Y Shares	(1,469,177)	(3,880,008)

Net increase (decrease)	(2,475,445)	(10,228,799)

See accompanying notes to financial statements.

34	FINANCIAL STATEMENTS AND OTHER INFORMATION

Sit Quality Income Fund		Sit Tax-Free Income Fund		Sit Minnesota Tax-Free Income Fund
Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024

$2,813,104	$5,652,404	$3,195,279	$6,465,550	$6,418,692	$13,594,838
(665,557)	(1,608,587)	(3,323,855)	(12,060,494)	(3,179,289)	(5,018,438)
2,834,900	1,626,823	7,343,276	13,778,368	11,039,601	5,021,073

4,982,447	5,670,640	7,214,700	8,183,424	14,279,004	13,597,473

(636,479)	(1,342,313)	(1,820,294)	(4,014,442)	(6,418,688)	(13,592,526)
(2,176,782)	(4,307,744)	(1,286,456)	(2,578,845)	—	—

(2,813,261)	(5,650,057)	(3,106,750)	(6,593,287)	(6,418,688)	(13,592,526)

7,057,106	33,030,170	4,650,969	19,018,981	32,908,412	69,229,675
20,767,636	35,603,788	3,963,726	12,714,745	—	—
629,063	1,302,057	1,642,471	3,668,309	5,636,231	11,949,011
2,176,783	4,276,482	630,772	1,566,067	—	—
(11,380,320)	(37,138,682)	(10,470,440)	(49,436,791)	(47,252,025)	(142,194,612)
(30,624,939)	(48,452,739)	(11,195,326)	(68,386,288)	—	—

(11,374,671)	(11,378,924)	(10,777,828)	(80,854,977)	(8,707,382)	(61,015,926)

(9,205,485)	(11,358,341)	(6,669,878)	(79,264,840)	(847,066)	(61,010,979)

133,325,225	144,683,566	163,890,504	243,155,344	405,983,695	466,994,674

$124,119,740	$133,325,225	$157,220,626	$163,890,504	$405,136,629	$405,983,695

744,656	3,508,914	534,555	2,258,896	3,467,067	7,424,302
2,182,849	3,784,819	457,670	1,508,593	—	—

66,263	138,480	189,253	434,225	594,700	1,282,330
228,868	454,099	72,637	185,619	—	—

(1,201,174)	(3,949,930)	(1,209,975)	(5,850,712)	(4,985,206)	(15,362,397)
(3,227,977)	(5,135,746)	(1,274,553)	(8,030,855)	—	—

(1,206,515)	(1,199,364)	(1,230,413)	(9,494,234)	(923,439)	(6,655,765)

SEPTEMBER 30, 2024	35

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

Class S	Six Months Ended September 30, 2024	Year Ended March 31,
	(Unaudited)	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$10.17	$10.35	$10.83	$11.17	$11.26	$10.92

Operations:
Net investment income [1]	0.19	0.33	0.27	0.10	0.14	0.22
Net realized and unrealized gains (losses) on investments and written options	0.27	(0.17)	(0.48)	(0.34)	(0.09)	0.34

Total from operations	0.46	0.16	(0.21)	(0.24)	0.05	0.56
Distributions from:
Net investment income	(0.19)	(0.34)	(0.27)	(0.10)	(0.14)	(0.22)

Net Asset Value
End of period	$10.44	$10.17	$10.35	$10.83	$11.17	$11.26

Total investment return [2]	4.60%	1.64%	(1.89%)	(2.16%)	0.44%	5.25%

Net assets at end of period (000’s omitted)	$170,537	$182,150	$266,067	$318,439	$398,821	$404,985

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.70%	3.29%	2.55%	0.90%	1.25%	2.06%

Portfolio turnover rate (excluding short-term securities)	11.64%[4]	18.08%	56.81%	40.96%	39.29%	29.91%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

36	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended September 30, 2024	Year Ended March 31,
Class Y						Period Ended
	(Unaudited)	2024	2023	2022	2021	March 31, 2020 [1]

Net Asset Value:
Beginning of period	$10.17	$10.35	$10.83	$11.17	$11.26	$10.97

Operations:
Net investment income [2]	0.20	0.36	0.29	0.13	0.17	0.06
Net realized and unrealized gains (losses) on investments and written options	0.27	(0.17)	(0.47)	(0.34)	(0.09)	0.29

Total from operations	0.47	0.19	(0.18)	(0.21)	0.08	0.35
Distributions from:
Net investment income	(0.21)	(0.37)	(0.30)	(0.13)	(0.17)	(0.06)

Net Asset Value
End of period	$10.43	$10.17	$10.35	$10.83	$11.17	$11.26

Total investment return [3]	4.63%	1.91%	(1.67%)	(1.91%)	0.72%	3.20%

Net assets at end of period (000’s omitted)	$57,453	$65,255	$91,639	$109,305	$128,449	$13,085

Ratios: [4]
Expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.95%	3.54%	2.80%	1.14%	1.44%	2.19%

Portfolio turnover rate (excluding short-term securities)	11.64%[5]	18.08%	56.81%	40.96%	39.29%	29.91%

[1]	The inception date of Class Y shares was January 1, 2020.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2024	37

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended	Year Ended March 31,
Class S	September 30, 2024
	(Unaudited)	2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$9.46	$9.46	$9.98	$10.04	$9.82	$9.80

Operations:
Net investment income [1]	0.20	0.37	0.28	0.15	0.10	0.18
Net realized and unrealized gains (losses) on investments, written options and futures	0.18	0.01	(0.33)	(0.05)	0.22	0.02

Total from operations	0.38	0.38	(0.05)	0.10	0.32	0.20
Distributions from:
Net investment income	(0.20)	(0.38)	(0.29)	(0.15)	(0.10)	(0.18)
From net realized gains	—	—	(0.18)	(0.01)	—	—

Total distributions	(0.20)	(0.38)	(0.47)	(0.16)	(0.10)	(0.18)

Net Asset Value
End of period	$9.64	$9.46	$9.46	$9.98	$10.04	$9.82

Total investment return [2]	4.10%	4.05%	(0.47%)	0.92%	3.32%	2.04%

Net assets at end of period (000’s omitted)	$28,390	$31,574	$34,440	$135,246	$108,794	$90,273

Ratios: [3]
Expenses (without waiver)	0.90%[4]	0.90%[4]	0.90%	0.90%	0.90%	0.90%
Expenses (with waiver)	0.80%[4]	0.80%[4]	0.80%	—	—	—
Net investment income (without waiver)	4.15%	3.87%	2.76%	1.51%	1.05%	1.80%
Net investment income (with waiver)	4.25%	3.97%	2.86%	—	—	—

Portfolio turnover rate (excluding short-term securities)	30.77%[5]	89.98%	109.93%	63.03%	77.96%	117.52%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Total Fund expenses are limited to 0.90% of average daily net assets. However, during the period above, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund.
[5]	Not annualized.

38	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

Class Y	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023 [1]

Net Asset Value:
Beginning of period	$9.48	$9.48	$9.97

Operations:
Net investment income [2]	0.21	0.40	0.32
Net realized and unrealized gains (losses) on investments, written options and futures	0.17	—	(0.32)

Total from operations	0.38	0.40	–

Distributions from:
Net investment income	(0.21)	(0.40)	(0.31)
From net realized gains	—	—	(0.18)

Total distributions	(0.21)	(0.40)	(0.49)

Net Asset Value
End of period	$9.65	$9.48	$9.48

Total investment return [3]	4.11%	4.42%	(0.11%)

Net assets at end of period (000’s omitted)	$95,730	$101,751	$110,243

Ratios: [4]
Expenses	0.55%	0.55%	0.55%
Net investment income	4.50%	4.24%	3.28%

Portfolio turnover rate (excluding short-term securities)	30.77%[5]	89.98%	109.93%

[1]	The inception date of Class Y shares was March 31, 2022.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2024	39

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class S	Six Months Ended September 30, 2024 (Unaudited)		Year Ended March 31,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$8.64	$8.54	$9.20	$9.91	$9.56	$9.69
Operations:
Net investment income [1]	0.17	0.30	0.27	0.27	0.29	0.29
Net realized and unrealized gains (losses) on investments and futures	0.21	0.10	(0.66)	(0.71)	0.35	(0.13)

Total from operations	0.38	0.40	(0.39)	(0.44)	0.64	0.16
Distributions from:
Net investment income	(0.16)	(0.30)	(0.27)	(0.27)	(0.29)	(0.29)

Net Asset Value
End of period	$8.86	$8.64	$8.54	$9.20	$9.91	$9.56

Total investment return [2]	4.47%	4.88%	(4.17%)	(4.62%)	6.73%	1.66%

Net assets at end of period (000’s omitted)	$98,466	$100,185	$126,041	$185,151	$348,230	$313,296

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.84%	3.54%	3.18%	2.68%	2.92%	2.95%

Portfolio turnover rate (excluding short-term securities)	13.14%[4]	21.77%	15.05%	20.78%	21.22%	14.33%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

40	FINANCIAL STATEMENTS AND OTHER INFORMATION

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class Y	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31,		Period Ended March 31, 2022 [1]
		2024	2023

Net Asset Value:
Beginning of period	$8.64	$8.54	$9.20	$10.04

Operations:
Net investment income [2]	0.18	0.32	0.30	0.24
Net realized and unrealized gains (losses) on investments and futures	0.21	0.11	(0.67)	(0.84)

Total from operations	0.39	0.43	(0.37)	(0.60)
Distributions from:
Net investment income	(0.17)	(0.33)	(0.29)	(0.24)

Net Asset Value
End of period	$8.86	$8.64	$8.54	$9.20

Total investment return [3]	4.61%	5.13%	(3.93%)	(6.06%)

Net assets at end of period (000’s omitted)	$58,755	$63,705	$117,115	$169,263

Ratios: [4]
Expenses	0.55%	0.55%	0.55%	0.55%
Net investment income	4.08%	3.79%	3.43%	3.57%

Portfolio turnover rate (excluding short-term securities)	13.14%[5]	21.77%	15.05%	20.78%

[1]	The inception date of Class Y shares was June 1, 2021.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]	Not annualized.

SEPTEMBER 30, 2024	41

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended September 30, 2024 (Unaudited)			Year Ended March 31,
		2024	2023	2022	2021	2020

Net Asset Value:
Beginning of period	$9.47	$9.43	$9.94	$10.68	$10.37	$10.49

Operations:
Net investment income [1]	0.15	0.29	0.27	0.27	0.30	0.30
Net realized and unrealized gains (losses) on investments and futures	0.18	0.04	(0.49)	(0.74)	0.31	(0.12)

Total from operations	0.33	0.33	(0.22)	(0.47)	0.61	0.18
Distributions from:
Net investment income	(0.15)	(0.29)	(0.27)	(0.27)	(0.30)	(0.30)
From net realized gains	—	—	(0.02)	—	—	—

Total distributions	(0.15)	(0.29)	(0.29)	(0.27)	(0.30)	(0.30)
Net Asset Value
End of period	$9.65	$9.47	$9.43	$9.94	$10.68	$10.37

Total investment return [2]	3.54%	3.64%	(2.08%)	(4.56%)	5.94%	1.46%

Net assets at end of period (000’s omitted)	$405,137	$405,984	$466,995	$628,164	$680,301	$642,022

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.19%	3.15%	2.90%	2.50%	2.83%	2.80%

Portfolio turnover rate (excluding short-term securities)	3.23%[4]	5.34%	8.50%	20.82%	12.04%	10.05%

[1]	The net investment income per share is based on average shares outstanding for the period.
[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.
[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

42	FINANCIAL STATEMENTS AND OTHER INFORMATION

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SEPTEMBER 30, 2024	43

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2024

(1)	Organization

The Sit Mutual Funds covered by this report are Sit U.S. Government Securities Fund, Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Sit Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Sit Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each Fund has 10 billion authorized shares of capital stock. Shares in the Sit U.S. Government Securities Fund have a par value of $0.01, and shares in other Funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
U.S. Government Securities Fund	High current income and safety of principal.
Quality Income Fund	High current income and safety of principal.
Tax-Free Income Fund	High current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income Fund	High current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

The U.S. Government Securities Fund, Quality Income Fund and Tax-Free Income Fund offer Class S and Class Y shares. Both classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser” or “SIA”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Options and futures contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Amortization of long-term bond premium and discount is calculated using the effective interest rate method. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

44	FINANCIAL STATEMENTS AND OTHER INFORMATION

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used Treasury options and futures traded on a U.S. exchange. Risks of entering into futures and options contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2024, the average volume of derivative activity, calculated on a quarterly basis, was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$427,516	$248,336	$58,571,167
Quality Income Fund
Purchased put options	29,544	17,344	3,940,500
Treasury futures - short	—	—	12,846,776
Tax-Free Income Fund
Treasury futures - short	—	—	31,075,050
Minnesota Tax-Free Income Fund
Treasury futures - short	—	—	97,514,781

The number of open option contracts and open futures contracts outstanding as of September 30, 2024 also serve as indicators of the volume of activity for the Funds throughout the period.

SEPTEMBER 30, 2024	45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2024 (Continued)

Statement of Assets and Liabilities – Values of derivatives as of September 30, 2024:

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
U.S. Government Securities Fund
Put Options Purchased	$18,844[1]	—
Tax-Free Income Fund
Treasury futures	—	$53,394[2]
Minnesota Tax-Free Income Fund
Treasury futures	—	161,685[2]

[1]	Statement of Assets and Liabilities location: Investments in Securities, at fair value.
[2]	Statement of Assets and Liabilities location: Variation margin receivable/payable. Includes cumulative appreciation (depreciation) of futures as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2024:

	Amount of Realized Gain (Loss) on Derivatives [3]	Change in Unrealized Appreciation (Depreciation) on Derivatives [4]

Interest rate risk:
U.S. Government Securities Fund
Purchased put options	($912,614)	$252,834
Quality Income Fund
Purchased put options	(179,372)	36,601
Treasury futures	(85,678)	15,636
Tax-Free Income Fund
Treasury futures	(676,193)	160,879
Minnesota Tax-Free Income Fund
Treasury futures	(2,067,220)	531,672

[3]	Statement of Operations location: Net realized gain (loss) on investments and net realized gain (loss) on futures, respectively.
[4]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments and net change in unrealized appreciation (depreciation) on futures, respectively.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

46	FINANCIAL STATEMENTS AND OTHER INFORMATION

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2024 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At September 30, 2024, the gross unrealized appreciation (depreciation) on investments and cost of investments on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis
U.S. Government Securities Fund - Investments	$1,601,678	($10,209,418)	($8,607,740)	$236,061,944
Quality Income Fund - Investments	1,838,267	(888,709)	949,558	122,125,687
Tax-Free Income Fund - Investments	2,437,039	(33,641,627)	(31,204,588)	174,985,544
Minnesota Tax-Free Income Fund - Investments	3,948,708	(49,705,060)	(45,756,352)	429,446,935

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains (losses) may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2024 and 2023 was as follows:

SEPTEMBER 30, 2024	47

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2024 (Continued)

Year Ended March 31, 2024:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$10,122,712	—	—	$10,122,712
Quality Income Fund	5,650,057	—	—	5,650,057
Tax-Free Income Fund*	32,379	$6,718,290	—	6,750,669
Minnesota Tax-Free Income Fund*	139,205	13,459,633	—	13,598,838

*99.5% and 99.0% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2023:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities Fund	$10,557,075	—	—	$10,557,075
Quality Income Fund	5,260,552	—	$1,898,896	7,159,448
Tax-Free Income Fund*	37,474	$8,984,449	—	9,021,923
Minnesota Tax-Free Income Fund*	1,213,125	14,910,072	—	16,123,197

*99.6% and 92.5% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)
U.S. Government Securities Fund	—	—	($26,275,064)	($17,944,715)
Quality Income Fund	$2,749	—	(5,888,486)	(1,837,235)
Tax-Free Income Fund	—	$91,173	(21,767,613)	(38,503,002)
Minnesota Tax-Free Income Fund	—	—	(9,415,429)	(56,161,198)

Net capital loss carryovers and late year losses, if any, as of March 31, 2024, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of March 31, 2024, were as follows:

	Unlimited Period of Net Capital Loss Carryover		Late Year Losses	Accumulated Capital and
	Short-Term	Long-Term	Deferred	Other Losses
U.S. Government Securities Fund	$5,656,698	$20,618,366	—	$26,275,064
Quality Income Fund	2,304,742	3,583,744	—	5,888,486
Tax-Free Income Fund	2,776,508	18,991,105	—	21,767,613
Minnesota Tax-Free Income Fund	—	9,415,429	—	9,415,429

48	FINANCIAL STATEMENTS AND OTHER INFORMATION

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2024, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other

U.S. Government Securities Fund	$26,875,049	—	$49,674,442	$1,423,419
Quality Income Fund	16,303,240	$20,866,125	19,932,504	25,984,218
Tax-Free Income Fund	—	19,403,768	—	30,358,546
Minnesota Tax-Free Income Fund	—	12,293,031	—	23,790,466

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc., under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. In addition, the Funds have entered into separate supervision and administration agreements with SIA. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fees charged to each Fund by SIA are based on the average daily net assets of the Funds at the annual rate of:

SEPTEMBER 30, 2024	49

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2024 (Continued)

	Advisory Fees	Supervisory and Administrative Fees	Total Management Fees
U.S. Government Securities Fund Class S	0.20%	0.60%	0.80%
U.S. Government Securities Fund Class Y	0.20%	0.35%	0.55%
Quality Income Fund Class S1	0.20%	0.60%	0.80%
Quality Income Fund Class Y1	0.20%	0.35%	0.55%
Tax-Free Income Fund Class S	0.20%	0.60%	0.80%
Tax-Free Income Fund Class Y	0.20%	0.35%	0.55%
Minnesota Tax-Free Income Fund	0.20%	0.60%	0.80%

[1]	Effective April 1, 2022, the advisory fee for Sit Quality Income Fund was voluntarily reduced from 0.30% to 0.20%; the fees presented reflect the fees net of the Adviser’s voluntary fee waiver.

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2024:

	Shares	% Shares Outstanding
U.S. Government Securities Fund Class S	148,096	0.9
U.S. Government Securities Fund Class Y	1,075,384	19.5
Quality Income Fund Class S	957,255	32.5
Quality Income Fund Class Y	9,245,487	93.2
Tax-Free Income Fund Class S	232,438	2.1
Tax-Free Income Fund Class Y	958,606	14.5
Minnesota Tax-Free Income Fund	1,320,841	3.1

(5)	Credit Facility

The Funds, together with the 10 equity Sit Mutual Funds managed by SIA, are borrowers in a $20 million credit facility (Credit Facility) maturing November 28, 2024. The Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Credit Facility, each Fund shall pay interest charged on any borrowings made by the Fund. During the six months ended September 30, 2024, the Funds did not use the Credit Facility.

50	FINANCIAL STATEMENTS AND OTHER INFORMATION

ADDITIONAL INFORMATION

PROXY VOTING

A description of the policies and procedures that the Adviser uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULES OF INVESTMENTS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

SEPTEMBER 30, 2024	51

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52	FINANCIAL STATEMENTS AND OTHER INFORMATION

Financial Statements and Other Information
September 30, 2024

INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
111 Sanders Creek Parkway
Syracuse, NY 13057

TRANSFER AGENT AND DISBURSING AGENT
Sit Mutual Funds
Attention: 534459
500 Ross Street, 154-0520
Pittsburgh, PA 15262

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Minneapolis, MN

GENERAL COUNSEL
Faegre Drinker Biddle & Reath LLP
Minneapolis, MN

Sit Mutual Funds
1-800-332-5580
www.sitfunds.com

SIT BOND 9-2024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Six Months ended September 30, 2024

Name of Director	Aggregate Renumeration Paid by all 14 of the Sit Mutual Funds
Edward M. Giles	$24,000
Sidney L. Jones	$24,000
Bruce C. Lueck	$24,000
Donald W. Phillips	$24,000
Barry N. Winslow	$24,000

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

None. The Board of Directors did not approve the investment advisory contracts during the Registrant’s most recent fiscal half-year ended September 30, 2024. Investment advisory contracts were approved by the Board of Directors on October 30, 2023.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.

Item 16: Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term in defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18: Recovery of Erroneously Awarded Compensation.

None.

Item 19: Exhibits.

(a)(1) None.

(a)(2) Not applicable.

(a)(3) A separate certification from the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (certification required by Section 302 of the Sarbanes-Oxley Act of 2002) are attached as an exhibit hereto.

(b) The certification required by Rule 30a-2(b) under the Investment Company Act of 1940 (certification required by Section 906 of the Sarbanes-Oxley Act of 2002) is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, CCO & Secretary
Principal Financial Officer

Date November 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul E. Rasmussen
Paul E. Rasmussen
VP, Treasurer, CCO & Secretary
Principal Financial Officer

Date November 21, 2024

By (Signature and Title)	/s/ Roger J. Sit
Roger J. Sit
Chairman and President
Principal Executive Officer

Date November 21, 2024